1933 Act No. 333-36047
                                                       1940 Act No. 811-08363


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 13                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 14                                                       [X]


                          EVERGREEN SELECT EQUITY TRUST

               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)


                           Michael H. Koonce, Esquire
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on [date] pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on February 17, 1999 pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                          EVERGREEN SELECT EQUITY TRUST

                      CONTENTS OF POST-EFFECTIVE NO. 13 TO
                           REGISTRATION STATEMENT ON
                                   FORM N-1A

         This Post-Effective Amendment No. 13 to Registrant's Registration Statement No. 333-36047/811-08363 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith.

                                  Facing Sheet

                                  Contents Page


                                     PART A

    Prospectus for the Institutional Shares and Institutional Service Shares of Evergreen Select Balanced Fund, Evergreen Select Core Equity Fund, Evergreen
  Select Diversified Value Fund, Evergreen Select Equity Index Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select Secular Growth Fund, Evergreen
    Select Small Cap Growth Fund, Evergreen Select Small Company Value Fund, Evergreen Select Social Principles Fund, Evergreen Select Special Equity Fund,
  Evergreen Select Strategic Growth Fund, Evergreen Select Strategic Value Fund
      and Prospectus for the Class A, Class B and Class Shares of Evergreen Select Equity Index and Evergreen Select Special Equity Fund are contained herein.



                                     PART B


     Statement of Additional Information for Evergreen Select Balanced Fund, Evergreen Select Core Equity Fund, Evergreen Select Diversified Value Fund, Evergreen Select Equity Index Fund, Evergreen Select Large Cap Blend Fund,
  Evergreen Select Secular Growth Fund, Evergreen Select Small Cap Growth Fund, Evergreen Select Small Company Value Fund, Evergreen Select Social Principles Fund, Evergreen Select Special Equity Fund, Evergreen Select Strategic Growth
        Fund, Evergreen Select Strategic Value Fund is contained herein.



                                     PART C

                                    Exhibits

                                Indemnification

                         Business and Other Connections
                             of Investment Advisors

                             Principal Underwriter

                        Location of Accounts and Records

                                   Signatures

                          EVERGREEN SELECT EQUITY TRUST

                                     PART A

                            INSTITUTIONAL PROSPECTUS

                         EVERGREEN SELECT EQUITY FUNDS


   Evergreen Select Balanced Fund
   Evergreen Select Core Equity Fund
   Evergreen Select Diversified Value Fund
   Evergreen Select Equity Index Fund
   Evergreen Select Large Cap Blend Fund
   Evergreen Select Secular Growth Fund
   Evergreen Select Small Cap Growth Fund
   Evergreen Select Small Company Value Fund
   Evergreen Select Social Principles Fund
   Evergreen Select Special Equity Fund
   Evergreen Select Strategic Growth Fund
   Evergreen Select Strategic Value Fund
   Institutional shares
   Institutional Service shares


   Prospectus, November 1, 1999                        [LOGO OF EVERGREEN FUNDS]

   The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks....................................................   1
Evergreen Select Balanced Fund............................................   2
Evergreen Select Core Equity Fund (formerly known as Select Common Stock
 Fund)....................................................................   4
Evergreen Select Diversified Value Fund...................................   6
Evergreen Select Equity Index Fund........................................   8
Evergreen Select Large Cap Blend Fund.....................................  10
Evergreen Select Secular Growth Fund......................................  12
Evergreen Select Small Cap Growth Fund....................................  14
Evergreen Select Small Company Value Fund.................................  16
Evergreen Select Social Principles Fund...................................  18
Evergreen Select Special Equity Fund......................................  20
Evergreen Select Strategic Growth Fund....................................  22
Evergreen Select Strategic Value Fund.....................................  24

GENERAL INFORMATION:

The Funds' Investment Advisors............................................  26
The Funds' Portfolio Managers.............................................  27
Calculating the Share Price...............................................  29
How to Choose an Evergreen Fund...........................................  29
How to Choose the Share Class That Best Suits You.........................  29
How to Buy Shares.........................................................  30
How to Redeem Shares......................................................  31
Other Services............................................................  32
The Tax Consequences of Investing in the Funds............................  32
Fees and Expenses of the Funds............................................  33
Financial Highlights......................................................  34
Other Fund Practices......................................................  45

In general, Funds included in this prospectus seek long-term capital growth.

Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             OVERVIEW OF FUND RISKS


            Select
            Equity
             Funds

typically rely on a combination of the following strategies:
 . investing in common and preferred stocks, convertible securities and foreign securities; and
 . selling a portfolio investment when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:
 . are seeking long-term capital appreciation.

Following this overview, you will find information on each Fund's specific investment strategies and risks.
 ................................................................................

 Risk Factors For All Mutual Funds
 Please remember that mutual fund shares are:
 . not guaranteed to achieve their
   investment goal
 . not a deposit of a bank
 . not insured, endorsed or guaranteed
   by the FDIC, or any government
   agency
 . subject to investment risks,
   including possible loss of your
   original investment

 Like most investments, your investment
 in an Evergreen Select Equity Fund
 could fluctuate significantly in value
 over time and could result in a loss
 of money.



Here are the most important factors that may affect the value of your investment:

Stock Market Risk
Your investment will be affected by general economic conditions such as pre-vailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, your investment may decline in value if the particu-lar industries, issuers or sectors your Fund invests in do not perform well.

Interest Rate Risk
When interest rates go up, the value of debt securities and dividend-paying stocks tends to fall. If your Fund invests a significant portion of its portfo-lio in debt securities or stocks purchased primarily for dividend income and, if interest rates rise, then the value of your investment may decline. When in-terest rates go down, interest earned by your Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If your Fund invests in debt securi-ties, then the value of and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

Select Balanced Fund

 FUND FACTS:

 Goal:
 .Long-Term Total Return

 Principal Investments:
 . Common and Preferred Stocks
 . Fixed Income Securities

 Classes of Shares Offered in this Prospectus:
 .Institutional
 .Institutional Service

 Investment Advisor:
 . First Capital Group

 Portfolio Managers:
 . Rollin C. Williams
 . W. Shannon Reid
 . David M. Chow

 NASDAQ Symbol:
 .ESAIX (Institutional)

 Dividend Payment Schedule:
 .Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks long-term total return through capital appreciation, dividends and interest income.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests in growth oriented common and preferred stocks and fixed income securities to provide a stable income flow. It is anticipated that the Fund's assets allocation will range between 40-75% in common and preferred stocks, 25-50% in fixed income securities and 0-25% in cash equivalents. The equity portion of the Fund is invested in the equity securities of large and mid-sized U.S. companies which the portfolio managers believe demonstrates the potential for superior and sustainable earnings growth.

The Fund's fixed income portion may include corporate debt securities, securities issued by the U.S. Treasury or by an agency or instrumentality of the U.S. government, including all kinds of convertible securities. The Fund may invest in mortgage-backed securities and other asset-backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities. The debt securities which the Fund invests in will be investment grade quality rated within the top four categories of Standard & Poor's Rating Service ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch IBCA, Inc., or if not rated or rated by another system, determined by the Fund's portfolio managers to be of equivalent credit quality. The Fund is not required to sell any security that loses its rating or has its rating reduced after purchase.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 .Stock Market Risk
 .Interest Rate Risk
 .Credit Risk

Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Early repayment of mortgages underlying these securities may expose the Fund to a lower rate of return when it reinvests the principal.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."
SELECT EQUITY FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Institutional shares of the Fund in each calendar year since 4/1/1991. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)*

                                    [CHART]

                                 Year       %
                                 ----     -----
                                 1989
                                 1990
                                 1991
                                 1992      8.21
                                 1993     10.68
                                 1994     -2.15
                                 1995     26.81
                                 1996     11.72
                                 1997     21.21
                                 1998     11.30


Best Quarter:4th Quarter 1998+10.24%
Worst Quarter:3rd Quarter 1998-6.08%

Year to date total return through 9/30/1999 is -2.10%.

The next table lists the Fund's average annual return by class over the past one and five years and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index (LBGBI). The S&P 500 Index is an unmanaged index of 500 publicly traded U.S. stocks and is often used to indicate the performance of the overall stock market. The LBGBI Index is a broad measure of the performance of government and corporate fixed-rate debt instruments. It does not include transaction costs associated with buying and selling securities nor any management fees. Neither index is an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)*

                   Inception                       Performance
                     Date                             Since
                   of Class  1 year 5 year 10 year  4/1/1991

  Institutional    1/22/1998 11.30% 13.34%   N/A     12.90%
  Institutional
   Service          4/9/1998 11.31% 13.34%   N/A     12.90%
  S&P 500                    28.58% 24.06%   N/A      0.36%
  LBGBI                       9.47%  7.30%   N/A     -0.56%

*Historical performance shown for Institutional shares prior to its inception is based on the performance of the Class Y Shares of Evergreen Balanced Fund II, from 4/1/1991 through 1/22/1998, the inception of Institutional shares. On 1/22/1998, substantially all of the assets of the Class Y shares of Evergreen Balanced Fund II were transferred through a redemption in-kind transaction to the Fund's Institutional shares. Performance from 1/23/1998 through the inception of Institutional Service shares reflects that of Institutional shares. Performance prior to inception of Institutional Service shares does not include this class' 0.25% 12b-1 fees. Institutional shares do not pay a 12b-1 fee. If these fees were reflected, returns would have been lower.

   EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                   Management 12b-1  Other        Total Fund
                      Fees    Fees  Expenses Operating Expenses++

  Institutional      0.60%    0.00%  0.19%          0.79%

  Institutional
   Service           0.60%    0.25%  0.18%          1.03%

+Actual for the fiscal year ended 6/30/1999.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses were 0.69% for Institutional shares and 0.93% for Institutional Service shares for the fiscal year ended 6/30/1999.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:    Institutional Institutional Service

  1 year        $ 81             $  105
  3 years       $252             $  328
  5 years       $439             $  569
  10 years      $978             $1,259

                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

Select Core Equity Fund

 FUND FACTS:

 Goal:
 . Long-Term Capital Appreciation

 Principal Investment:
 . Common Stocks of U.S. Companies

 Classes of Shares Offered in this Prospectus:
 .Institutional
 .Institutional Service

 Investment Advisor:
 . First Capital Group

 Portfolio Managers:
 . Mark Sipe
 . Hanspeter Giger

 NASDAQ Symbols:
 .EISCX (Institutional)
 . EISSX (Institutional Service)

 Dividend Payment Schedule:
 .Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks long-term capital appreciation.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in common stocks of U.S. companies with large and medium market capitalization. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities. "Value" securities are securities which the Fund's portfolio managers believe are undervalued. "Growth" securities are securities of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 .Stock Market Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."
SELECT EQUITY FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Institutional shares of the Fund in each of the past ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)*

                                [GRAPH TO COME]


Best Quarter:4th Quarter 1998+18.14%
Worst Quarter:3rd Quarter 1998-14.64%

Year to date total return through 9/30/1999 is 1.53%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 publicly traded U.S. stocks and is often used to indicate the performance of the overall stock market. It does not include transaction costs associated with buying and selling securities nor any management fees. The index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)*

                   Inception                        Performance
                      Date                             Since
                    of Class  1 year 5 year 10 year 12/31/1981

  Institutional    11/24/1997 12.96% 17.97% 15.22%    15.95%
  Institutional
   Service           2/4/1998 12.72% 17.71% 14.95%    15.31%
  S&P 500 Index               28.58% 24.06% 19.21%    18.38%

*Historical performance shown for Institutional Service shares from 11/24/1997 to its inception is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25%12b-1 fee applicable to Institutional Service shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Institutional and Institutional Service shares are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 ("1940 Act") and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Performance for the CTF has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the CTF was converted to a mutual fund. If fee waivers and expense reimbursements in existence at the time of conversion had been calculated into the mutual fund class expense ratio, the total returns would be as follows: Institutional shares -- 5 year = 18.07%, 10 year = 15.32% and since 12/31/1981 = 15.69%;
Institutional Service shares -- 5 year = 17.80%, 10 year = 15.05% and since 12/31/1981 = 15.42%.
   EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                   Management 12b-1  Other        Total Fund
                      Fees    Fees  Expenses Operating Expenses++

  Institutional      0.70%    0.00%  0.07%          0.77%

  Institutional
   Service           0.70%    0.25%  0.07%          1.02%

+Actual for the fiscal year ended 6/30/1999.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses were 0.67% for Institutional shares and 0.92% for Institutional Service shares for the fiscal year ended 6/30/1999.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:    Institutional Institutional Service

  1 year        $ 79             $  104
  3 years       $246             $  325
  5 years       $428             $  563
  10 years      $954             $1,248

                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

Select Diversified Value Fund

 FUND FACTS:

 Goal:
 . Long-Term Capital Appreciation
 .Current Income

 Principal Investment:
 . Equity Securities

 Classes of Shares Offered in this Prospectus:
 .Institutional
 .Institutional Service

 Investment Advisor:
 . First Capital Group

 Portfolio Manager:
 . Eric M. Teal

 NASDAQ Symbol:
 .ESUIX (Institutional)
 . ESUSX (Institutional Service)

 Dividend Payment Schedule:
 .Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks long-term capital appreciation with current income as a secondary objective.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in equity securities of U.S. companies with large market capitalizations and prospects for earnings growth and dividends. Generally, the Fund invests in stocks which the portfolio manager believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 .Stock Market Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."
SELECT EQUITY FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Institutional shares of the Fund in each calendar year since 1/3/1991. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)*

                                    [CHART]

                                 Year       %
                                 ----     -----
                                 1989
                                 1990
                                 1991
                                 1992      8.31
                                 1993      9.71
                                 1994      2.07
                                 1995     32.20
                                 1996     19.21
                                 1997     26.00
                                 1998      8.69


Best Quarter:4th Quarter 1998+19.30%
Worst Quarter:3rd Quarter 1998-16.29%

Year to date total return through 9/30/1999 is 2.14%.

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 publicly traded U.S. stocks and is often used to indicate the performance of the overall stock market. It does not include transaction costs associated with buying and selling securities nor any management fees. The index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)*

                   Inception                       Performance
                     Date                             Since
                   of Class  1 year 5 year 10 year  1/3/1991

  Institutional    1/22/1998  8.69% 17.11%   N/A     16.37%
  Institutional
   Service         3/31/1998  7.15% 16.78%   N/A     16.16%
  S&P 500 Index              28.58% 24.06%   N/A     20.83%

*Historical performance shown for Institutional shares prior to its inception is based on the performance of the Class Y Shares of Evergreen Value Fund from 1/3/1991 through 1/22/1998, the inception of Institutional shares. On 1/22/1998, substantially all of the assets of the Class Y shares of Evergreen Value Fund were transferred through a redemption in-kind transaction to the Fund's Institutional shares. Performance from 1/23/1998 through the inception of Institutional Service shares reflects that of Institutional shares. Performance prior to inception of Institutional Service shares does not include this class' 0.25% 12b-1 fee. Institutional shares do not pay a 12b-1 fee. If fees were reflected, returns would have been lower.
   EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                   Management 12b-1  Other        Total Fund
                      Fees    Fees  Expenses Operating Expenses++

  Institutional      0.60%    0.00%  0.12%          0.72%

  Institutional
   Service           0.60%    0.25%  0.13%          0.98%

+Actual for the fiscal year ended 6/30/1999.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses were 0.62% for Institutional shares and 0.88% for Institutional Service shares for the fiscal year ended 6/30/1999.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:    Institutional Institutional Service

  1 year         $74               $100
  3 years       $230               $312
  5 years       $401               $542
  10 years      $894             $1,201

                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

Select Equity Index Fund

 FUND FACTS:

 Goal:
 . Price and
   Yield
   Performance
   comparable
   to the
   S&P 500
   Index

 Principal Investment:
 . Equity
   Securities
   listed on
   S&P 500
   Index

 Classes of Shares Offered in this Prospectus:
 . Institutional
 . Institutional Service

 Investment Advisor:
 . First Capital Group

 Portfolio Manager:
 . Eric M.
   Teal

 NASDAQ Symbols:
 . EVIIX
   (Institutional)
 . EVISX
   (Institutional
   Service)

 Dividend Payment Schedule:
 . Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests substantially all of its assets in equity securities that represent a composite of the S&P 500 Index. The correlation between the performance of the Fund and the S&P 500 Index is expected to be, before expenses, 0.98 or higher. The Fund's portfolio manager uses a computer model that closely monitors the industry weightings of the S&P 500 Index. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. To replicate the performance of the S&P 500 Index, the Fund's portfolio manager uses a passive management approach and purchases all or a representative sample of the stocks comprising the Index.

The Fund intends to sell a portfolio investment when it is removed from the S&P 500 Index, when the Fund must meet redemptions, or for other reasons which the portfolio manager deems necessary.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 .Stock Market Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SELECT EQUITY FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Institutional shares of the Fund in each of the past ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)*

                                    [CHART]

                                Year       %
                                ----     -----
                                1989     33.44
                                1990     -4.05
                                1991     29.18
                                1992      6.77
                                1993      9.32
                                1994      0.29
                                1995     36.62
                                1996     22.86
                                1997     32.54
                                1998     27.69


Best Quarter:4th Quarter 1998+21.30%
Worst Quarter:2nd Quarter 1990-13.60%

Year to date total return through 9/30/1999 is 5.09%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 publicly traded U.S. stocks and is often used to indicate the performance of the overall stock market. It does not include transaction costs associated with buying and selling securities nor any management fees. The index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)*

                   Inception                       Performance
                     Date                             Since
                   of Class  1 year 5 year 10 year  2/14/1985
  Institutional    2/14/1985 27.69% 23.29% 18.16%    17.07%
  Institutional
   Service         10/9/1996 27.49% 23.24% 18.13%    17.05%
  S&P 500 Index              28.58% 24.06% 19.21%    18.25%

*Historical performance shown for Institutional Service prior to its inception is based on the performance of (1) the Class A shares of the Fund's predecessor CoreFund Equity Index Fund from 10/9/1996 to 7/27/1997 (2) the Class Y shares of the Fund's predecessor, CoreFund Equity Index Fund, from 6/1/1991 to 10/8/1996 and (3) the Class Y shares of the Fund's predecessor, Viking Index Fund, from 2/14/1985 through 5/31/1991. Performance of Class Y for CoreFund Equity Index and Class Y for Viking Index Fund has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service. Class Y pays no 12b-1 fee. If these fees had been reflected, returns would have been lower.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                               Total Fund
                             Management         12b-1          Other           Operating
                                Fees            Fees          Expenses         Expenses++
  Institutional                0.40%            0.00%          0.16%             0.56%
  Institutional Service        0.40%            0.25%          0.16%             0.81%

+Restated for the fiscal year ended 6/30/1999 to reflect current fees.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements and restating to reflect current fees, Total Fund Operating Expenses would have been 0.31% for Institutional shares and 0.56% for Institutional Service shares for the fiscal year ended 6/30/1999.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:    Institutional Institutional Service
  1 year         $57                $83
  3 years       $179               $259
  5 years       $313               $450
  10 years      $701             $1,002

                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

Select Large Cap Blend Fund

 FUND FACTS:

 Goal:
 . Long-Term
   Capital
   Growth

 Principal Investment:
 . Equity
   Securities
   of Large
   Companies

 Classes of Shares Offered in this Prospectus:
 . Institutional
 . Institutional Service

 Investment Advisor:
 . First Capital Group

 Portfolio Managers:
 . Eric M.
   Teal
 . Jay Zelko
 . Timothy
   M.
   Stevenson

 NASDAQ Symbols:
 . ESLIX
   (Institutional)
 . ESLSX
   (Institutional
   Service)

 Dividend Payment Schedule:
 . Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks to achieve long-term capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in the equity securities of large and mid-sized U.S. companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities. "Value" securities are securities which the Fund's portfolio managers believe are undervalued. "Growth" securities are securities of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 .Stock Market Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SELECT EQUITY FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Institutional shares of the Fund for each calendar year since 12/31/1993. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)*

                                    [CHART]

                                 Year       %
                                 ----     -----
                                 1989
                                 1990
                                 1991
                                 1992
                                 1993
                                 1994     -5.25
                                 1995     39.58
                                 1996     31.99
                                 1997     30.32
                                 1998     11.83


Best Quarter:4th Quarter 1998+19.34%
Worst Quarter:3rd Quarter 1998-15.32%

Year to date total return through is 9/30/1999 is -1.98%.

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 publicly traded U.S. stocks and is often used to indicate the performance of the overall stock market. It does not include transaction costs associated with buying and selling securities nor any management fees. The index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)*

                                                    Performance
                   Inception                           Since
                      Date    1 year 5 year 10 year 12/31/1993
  Institutional    11/24/1997 11.83% 20.53%   N/A     20.53%
  Institutional
   Service          3/12/1998 11.60% 20.25%   N/A     20.25%
  S&P 500 Index               28.58% 24.06%   N/A     24.06%

*Historical performance shown for Institutional Service shares from 11/24/1997 to its inception is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Institutional shares and Institutional Service shares are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Performance for the CTF has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the CTF was converted to a mutual fund. If fee waivers and expense reimbursements in existence of the time of the conversion had been calculated into the mutual fund class expense ratio, the total returns would have been as follows: Institutional shares -- 5 year = 20.63% and since 12/31/1993 = 20.63%; Institutional Service shares -- 5 year = 20.34% and since 12/31/1993 = 20.34%.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                               Total Fund
                             Management         12b-1          Other           Operating
                                Fees            Fees          Expenses         Expenses++
  Institutional                0.70%            0.00%          0.09%             0.79%
  Institutional Service        0.70%            0.25%          0.09%             1.04%

+Actual for the fiscal year ended 6/30/1999.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses were 0.68% for Institutional shares and 0.93% for Institutional Service shares for the fiscal year ended 6/30/1999.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:    Institutional Institutional Service
  1 year         $81               $106
  3 years       $252               $331
  5 years       $439               $574
  10 years      $978             $1,271

                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

Select Secular Growth Fund

 FUND FACTS:

 Goal:
 . Long-Term
   Capital
   Appreciation

 Principal Investment:
 . Common
   Stocks of
   Large
   U.S.
   Growth
   Companies

 Classes of Shares Offered in this Prospectus:
 . Institutional
 . Institutional Service

 Investment Advisor:
 . First Capital Group

 Portfolio Manager:
 . Stephen
   M. Dalton

 NASDAQ Symbol:
 . ESSGX
   (Institutional)

 Dividend Payment Schedule:
 . Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks long-term capital appreciation.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in common stocks of large U.S. growth companies, although it may invest in issuers of any size. The Fund's portfolio manager seeks to purchase high quality companies with anticipated earnings ranging from steady to accelerated growth. The Fund selects securities by using a criteria which values companies which are viewed as a service or product innovator, which have experienced and proven management and high predictability of earnings.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the heading:

 .Stock Market Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SELECT EQUITY FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for the Institutional shares of the Fund since 12/31/1994. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)*

                                    [CHART]

                                 Year       %
                                 ----     -----
                                 1989
                                 1990
                                 1991
                                 1992
                                 1993
                                 1994
                                 1995     36.52
                                 1996     24.99
                                 1997     29.42
                                 1998     41.47


Best Quarter:4th Quarter 1998+26.77%*
Worst Quarter:3rd Quarter 1998-9.23%*

Year to date total return through 9/30/1999 is 7.63%.

The next table lists the Fund's average annual total return by class over the past one year and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 1000 Growth Index which measures the performance of those Russell 1000 companies with higher price-to-book ratio and higher forecasted growth values. It does not include transaction costs associated with buying and selling securities nor any management fees. The index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)*

                   Inception                        Performance
                     Date                              Since
                   of Class  1 year  5 year 10 year 12/31/1994
  Institutional    2/26/1999 41.47%   N/A     N/A      32.99%
  Institutional
   Service         2/26/1999 41.11%   N/A     N/A      32.66%
  Russell 1000 Growth Index  38.71%   N/A     N/A      32.23%

*Historical performance shown for the Institutional and Institutional Service shares, prior to 7/12/1999 is based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Performance for the CTF has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the CTF was converted to a mutual fund. If fee waivers and expense reimbursements in existence at the time of the conversion had been calculated into the mutual fund class expense ratio, the total returns would be as follows:
Institutional -- 1 year = 41.62% and since 12/31/1994 = 33.14%; Institutional Service -- 1 year = 41.27% and since 12/31/1994 = 32.80%

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                               Total Fund
                             Management         12b-1          Other           Operating
                                Fees            Fees          Expenses         Expenses++
  Institutional                0.70%            0.00%          0.10%             0.80%
  Institutional Service        0.70%            0.25%          0.10%             1.05%

+Estimated for the fiscal period ending 6/30/2000.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements Total Fund Operating Expenses would be 0.70% for the Institutional shares and 0.95% for the Institutional Service shares for the fiscal period ending 6/30/2000.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five and ten year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:    Institutional Institutional Service
  1 year         $82               $107
  3 years       $255               $334
  5 years       $444               $579
  10 years      $990             $1,283

                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

Select Small Cap Growth Fund

 FUND FACTS:

 Goal:
 . Long-Term
   Capital
   Growth

 Principal Investment:
 . Equity
   Securities
   of Small
   Companies

 Class of Shares Offered in this Prospectus:
 . Institutional

 Investment Advisor:
 . Evergreen Investment Management Company

 Portfolio Managers:
 . Thomas
   Holman
 . J. Gary
   Craven

 NASDAQ Symbol:
 . EVSIX
   (Institutional)

 Dividend Payment Schedule:
 . Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks to provide shareholders with long-term growth of capital.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in equity securities of companies with small market capitalizations. The Fund invests in stocks of companies which the portfolio managers believe have above average growth and, are reasonably valued and represent high-quality small companies. Risk within the portfolio is managed with careful attention to valuation and reasonable diversification.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 .Stock Market Risk

Your investment may be subject to special risks associated with investing in securities issued by small companies. Smaller, less established companies tend to be more dependent on individual managers and limited products and product lines. Additionally, securities issued by small companies also tend to fluctuate in value more dramatically than those of larger companies.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SELECT EQUITY FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Institutional shares of the Fund in each calendar year since the Institutional shares' inception on 12/28/1995. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)

                                    [CHART]

                                 Year       %
                                 ----     -----
                                 1989
                                 1990
                                 1991
                                 1992
                                 1993
                                 1994
                                 1995
                                 1996     20.45
                                 1997      7.67
                                 1998      2.13


Best Quarter:4th Quarter 1998+25.19%
Worst Quarter:3rd Quarter 1998-23.40%

Year to date total return through 9/30/1999 is 5.25%.

The next table lists the Fund's average annual total return by class over the past one year and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Growth Index. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000companies with higher price-to-book ratios and higher forecasted growth values. It does not include transaction costs associated with buying and selling securities nor any management fees. The index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)

                 Inception                        Performance
                    Date                             Since
                  of Class  1 year 5 year 10 year 12/28/1995
  Institutional  12/28/1995 2.13%   N/A     N/A      9.81%
  Russell 2000 Growth Index 1.23%   N/A     N/A      8.90%


   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                     Management         12b-1          Other               Total Fund
                        Fees            Fees          Expenses         Operating Expenses
  Institutional        0.80%            0.00%          0.22%                 1.02%

+Actual for the fiscal year ended 6/30/1999.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual Funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:    Institutional
  1 year         $104
  3 years        $325
  5 years        $563
  10 years     $1,248

                               SELECT EQUITY FUNDS

                                   EVERGREEN

Select Small Company
Value Fund

 FUND FACTS:

 Goal:
 . Capital
   Appreciation

 Principal Investment:
 . Equity
   Securities
   of Small
   Companies

 Classes of Shares Offered in this Prospectus:
 . Institutional
 . Institutional Service

 Investment Advisor:
 . Evergreen Asset Management Corp.

 Portfolio Managers:
 . Edwin D.
   Miska
 . Jordan D.
   Alexander

 NASDAQ Symbols:
 . ESVIX
   (Institutional)
 . ESVSX
   (Institutional
   Service)

 Dividend Payment Schedule:
 . Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks capital appreciation.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in the equity securities of small companies. The Fund invests in stocks of companies which the portfolio managers believe the market has temporarily undervalued in relation to such factors as the company's assets, cash flow or earnings potential. The Fund's portfolio managers select securities they think will rise in value sooner than most observers anticipate, increasing the value of Fund shares.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 .Stock Market Risk

Your investment may be subject to special risks associated with investing in securities issued by small companies. Smaller, less established companies tend to be more dependent on individual managers and limited products and product lines. Additionally, securities issued by small companies also tend to fluctuate in value more dramatically than those of larger companies.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SELECT EQUITY FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Institutional shares of the Fund in each calendar year since the Institutional shares' inception on 12/23/1997. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)

                                    [CHART]

                                 Year       %
                                 ----     -----
                                 1989
                                 1990
                                 1991
                                 1992
                                 1993
                                 1994
                                 1995
                                 1996
                                 1997
                                 1998    -13.21


Best Quarter:4th Quarter 1998+11.39%
Worst Quarter:3rd Quarter 1998-21.22%

Year to date total return through is 9/30/1999 is -5.78%.

The next table lists the Fund's average annual total return by class over the past one year and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Value Index. The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. It does not include transaction costs associated with buying and selling securities or any management fees. The index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)*

                   Inception                         Performance
                      Date                              Since
                    of Class  1 year  5 year 10 year 12/23/1997
  Institutional    12/23/1997 -13.21%  N/A     N/A     -10.87%
  Institutional
   Service         12/31/1998 -13.52%  N/A     N/A     -11.14%
  Russell 2000 Value Index     -6.45%  N/A     N/A     (3.04%)

*Historical performance shown for Institutional Service shares prior to its inception is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pays no 12b-1 fee. If these fees had been reflected, returns would have been lower.
   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                               Total Fund
                             Management         12b-1          Other           Operating
                                Fees            Fees          Expenses         Expenses++
  Institutional                0.90%            0.00%          0.17%             1.07%
  Institutional Service        0.90%            0.25%          0.18%             1.33%

+Actual for the fiscal year ended 6/30/1999.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements and restating to reflect current fees, Total Fund Operating Expenses were 0.97% for Institutional shares and 1.22% for Institutional Service shares for the fiscal year ended 6/30/1999.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:    Institutional Institutional Service
  1 year         $109              $135
  3 years        $340              $421
  5 years        $590              $729
  10 years     $1,306            $1,601

                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

Select Social Principles Fund

 FUND FACTS:

 Goal:
 . Long-Term
   Capital
   Growth

 Principal Investment:
 . Equity
   Securities
   of Mid-
   Size
   Socially
   Conscious
   Companies

 Classes of Shares Offered in this Prospectus:
 . Institutional
 . Institutional Service

 Investment Advisor:
 . First Capital Group

 Portfolio Managers:
 . Eric M.
   Teal
 . Jay Zelko
 . Timothy
   M.
   Stevenson

 NASDAQ Symbols:
 . ESPIX
   (Institutional)
 . ESPSX
   (Institutional
   Service)

 Dividend Payment Schedule:
 . Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks to provide long-term capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in the equity securities of mid-size companies that respect human rights, play a role in local communities and produce useful products in an environmentally sound way. The Fund will not invest in companies that produce liquor, tobacco, weapons or nuclear energy.

The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities. "Value" securities are securities which the Fund's portfolio manager believes are undervalued. "Growth" securities are securities of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth.

The Fund utilizes an external Advisory Board whose role is to develop and continually review guiding policies and principles of social investing. All holdings are periodically reviewed to assure adherence to the Advisory Board Standards.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 .Stock Market Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SELECT EQUITY FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Institutional shares of the Fund in each of the past ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)*

                                    [GRAPH]

                                                  Year       %
                                             ----     -----
                                                 1989     17.86
                                                 1990     -7.73
                                                 1991     43.69
                                                 1992      9.89
                                                 1993      9.54
                                                 1994     -0.94
                                                 1995     37.63
                                                 1996     16.56
                                                 1997     23.15
                                                 1998      8.47


Best Quarter:4th Quarter 1998+22.16%
Worst Quarter:3rd Quarter 1998-18.48%

*Year to date total return through 9/30/1999 is -9.06%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 400 Mid Cap Index which tracks the stocks of 400 mid-size U.S. companies. It does not include transaction costs associated with buying and selling securities nor any management fees. The index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)*

                          Inception                                Performance
                             Date                                     Since
                           Of Class    1 year   5 year   10 year    5/31/1988
  Institutional           11/24/1997    8.47%   16.25%   14.85%      14.44%
  Institutional Service    3/12/1998    8.24%   15.97%   14.58%      14.17%
  S&P 400 Mid Cap Index                18.25%   18.67%   19.21%      19.08%

*Historical performance shown for Institutional Service shares from 11/24/1997 to its inception is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Institutional and Institutional Service shares are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Performance for the CTF has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements in existence at the time of the conversion had been calculated into the mutual fund class expense ratio, the total returns would be as follows: Institutional shares -- 5 year = 16.34%, 10 year = 14.95% and since 5/31/1988 = 14.54%; Institutional Service shares -- 5 year = 16.06%, 10 year = 14.68% and since 5/31/1988 = 14.27%.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+

                    Management       12b-1        Other              Total Fund
                       Fees          Fees        Expenses       Operating Expenses++
  Institutional       0.80%          0.00%        0.14%                0.94%
  Institutional
   Service            0.80%          0.25%        0.14%                1.19%

+Actual for the fiscal year ended 6/30/1999.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements and restating to reflect current fees, Total Fund Operating Expenses were 0.84% for Institutional shares and 1.09% for Institutional Service shares for the fiscal year ended 6/30/1999.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual Funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:                   Institutional                               Institutional Service
  1 year                         $96                                            $121
  3 years                       $300                                            $378
  5 years                       $520                                            $654
  10 years                    $1,155                                          $1,443

                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

Select Special Equity Fund

 FUND FACTS:

 Goal:
 . Capital Growth

 Principal Investment:
 . Equity Securities of Small Companies

 Classes of Shares Offered in this Prospectus:
 . Institutional
 . Institutional Service

 Investment Advisor:
 . Meridian Investment Company

 Portfolio Managers:
 . Eric M. Teal
 . Jay Zelko
 . Timothy M. Stevenson

 NASDAQ Symbols:
 . ESDDX (Institutional)
 . ESSEX (Institutional Service)

 Dividend Payment Schedule:
 . Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in equity securities of U.S. companies with small market capitalizations. The Fund's portfolio managers choose companies which they expect will experience growth in earnings and price. The Fund strives to provide a return greater than stock market indices such as the Russell 2000 Index by investing principally in a diversified portfolio of common stocks of domestic companies. The Fund may purchase stocks in initial public offerings ("IPO").

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Stock Market Risk

Your investment may be subject to special risks associated with investing in securities issued by small companies. Smaller, less established companies tend to be more dependent on individual managers and limited products and product lines. Additionally, securities issued by small companies also tend to fluctuate in value more dramatically than those of larger companies.

Additionally, you should be aware of the risks associated with the Fund purchasing IPOs. Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Fund's shares.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."
SELECT EQUITY FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since Institutional Service shares' inception on 3/15/1994. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)*

                                    [GRAPH]

                                 Year       %
                                 ----     -----
                                 1989
                                 1990
                                 1991
                                 1992
                                 1993
                                 1994
                                 1995     34.46
                                 1996     25.95
                                 1997     19.10
                                 1998      5.31


Best Quarter:4th Quarter 1998+28.01%
Worst Quarter:3rd Quarter 1998-22.00%

*Year to date total return through 9/30/1999 is 41.57%.

The next table lists the Fund's average annual total return by class over the past one year and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index. The Russell 2000 Index is an unmanaged index which measures the performance of 2000 small U.S. companies. It does not include transaction costs associated with buying and selling securities nor any management fees. The index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/98)*

                          Inception                               Performance
                            Date                                     Since
                          Of Class    1 year   5 year   10 year    3/15/1994
  Institutional           3/15/1994    5.65%    N/A       N/A       14.73%
  Institutional Service   3/15/1994    5.31%    N/A       N/A       14.52%
  Russell 2000 Index                  -2.55%    N/A       N/A       11.65%

*Historical performance shown for the Institutional shares prior to 7/27/1998 is based on (1) the performance of the Class Y shares of the Fund's predecessor fund, CoreFund Special Equity Fund, from 2/21/1995 to 7/26/1998 and (2) the Class A shares of the Fund's predecessor fund from 3/15/1994 to 2/20/1995. Historical performance shown for the Institutional Service shares prior to 7/27/1998 is based on the Class A shares of the Fund's predecessor fund and reflects the same 0.25% 12b-1 fee applicable to Institutional Service shares.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                               Total Fund
                             Management         12b-1          Other           Operating
                                Fees            Fees          Expenses         Expenses++
  Institutional                0.90%            0.00%          0.34%             1.24%
  Institutional Service        0.90%            0.25%          0.34%             1.49%

 +Restated to reflect current fees for the fiscal year ending 6/30/2000. ++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses were 1.06% for Institutional shares and 1.31% for Institutional Service shares for the fiscal year ended 6/30/1999.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:                   Institutional                               Institutional Service
  1 year                        $126                                            $152
  3 years                       $393                                            $471
  5 years                       $681                                            $813
  10 years                    $1,500                                          $1,779

                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

Select Strategic Growth Fund

 FUND FACTS:

 Goal:
 . Long-Term Capital Appreciation

 Principal Investment:
 . Equity securities of large and mid-size U.S. companies

 Classes of Shares Offered in this Prospectus:
 . Institutional
 . Institutional Service

 Investment Advisor:
 . First Capital Group

 Portfolio Managers:
 . W. Shannon Reid
 . David M. Chow

 NASDAQ Symbols:
 . ESGIX (Institutional)
 . ESGSX (Institutional Service)

 Dividend Payment Schedule:
 . Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks long-term capital appreciation.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in the equity securities of large and mid-size U.S. companies which the portfolio manager believes demonstrates the potential for superior and sustainable earnings growth.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 .Stock Market Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."
SELECT EQUITY FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Institutional shares of the Fund in each calendar year since 12/31/1994. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)*

                                    [GRAPH]

                                 Year       %
                                 ----     -----
                                 1989
                                 1990
                                 1991
                                 1992
                                 1993
                                 1994
                                 1995     38.13
                                 1996     23.97
                                 1997     30.60
                                 1998     24.39


Best Quarter:4th Quarter 1998+22.88%
Worst Quarter:3rd Quarter 1998-13.41%

Year to date total return through 9/30/1999 is 15.26%.

The next table lists the Fund's average annual total return by class over the past one year and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 1000 Growth Index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. It does not include transaction costs associated with buying and selling securities nor any management fees. The index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)*

                   Inception                        Performance
                      Date                             Since
                    of Class  1 year 5 year 10 year 12/31/1994
  Institutional    11/24/1997 24.39%  N/A     N/A     29.15%
  Institutional
   Service          2/27/1998 23.99%  N/A     N/A     28.81%
  Russell 1000 Growth Index   38.71%  N/A     N/A     32.23%

*Historical performance shown for Institutional Service shares from 11/24/1997 to its inception is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Institutional and Institutional Service shares are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Performance for the CTF has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the CTF was converted to a mutual fund. If fee waivers and expense reimbursements in existence at the time of the conversion had been calculated into the mutual fund class expense ratio, the total returns would be as follows: Institutional shares -- since 12/31/1994 = 29.24%; Institutional Service shares -- since 12/31/1994 = 28.90%.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                             Total Fund
                   Management 12b-1  Other   Operating
                      Fees    Fees  Expenses Expenses++
  Institutional      0.70%    0.00%  0.12%     0.82%
  Institutional
   Service           0.70%    0.25%  0.13%     1.08%

+Actual for the fiscal year ended 6/30/1999.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses were 0.72% for Institutional shares and 0.97% for Institutional Service shares for the fiscal year ended 6/30/1999.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:    Institutional Institutional Service
  1 year          $84              $110
  3 years        $262              $343
  5 years        $455              $595
  10 years     $1,014            $1,317

                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

Select Strategic Value Fund

 FUND FACTS:

 Goals:
 . Long-Term Capital Appreciation
 . Current Income

 Principal Investment:
 . Equity securities of large and mid-size U.S. companies

 Classes of Shares Offered in this Prospectus:
 . Institutional
 . Institutional Service

 Investment Advisor:
 . First Capital Group

 Portfolio Manager:
 . Timothy O'Grady

 NASDAQ Symbols:
 . ESSIX (Institutional)
 . ESSSX (Institutional Service)

 Dividend Payment Schedule:
 . Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks long-term capital appreciation with current income as a secondary objective.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in the equity securities of large companies (i.e., companies with market capitalizations of over $5 billion at the time of investment) and mid-size U.S. companies (i.e., companies with market capitalizations of over $1 billion but less than $5 billion at the time of investment). Generally, securities selected are common stocks that the Fund's portfolio manager believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 .Stock Market Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."
SELECT EQUITY FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Institutional shares of the Fund in each of the past ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)*

                                    [GRAPH]

                                 Year       %
                                 ----     -----
                                 1989     23.44
                                 1990    -12.98
                                 1991     21.91
                                 1992     19.62
                                 1993     13.01
                                 1994      1.69
                                 1995     33.20
                                 1996     25.66
                                 1997     32.12
                                 1998      6.31


Best Quarter:4th Quarter 1998+16.86%
Worst Quarter:3rd Quarter 1998-16.19%

Year to date total return through 9/30/1999 is 1.28%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 1000 Value Index. The Russell 1000 Value is an unmanaged index which measures the performance of the Russell 1000 companies with lower price-to-book ratio and lower forecasted growth values. It does not include transactions costs associated with buying and selling securities nor any management fees. The index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)*

                   Inception                        Performance
                      Date                             Since
                    of Class  1 year 5 year 10 year 12/31/1981
  Institutional    11/24/1997 6.31%  19.04% 15.52%    17.23%
  Institutional
   Service         3/11/1998  6.10%  18.76% 15.24%    16.94%
  Russell 1000 Value Index    15.63% 20.85% 17.39%    17.91%

*Historical performance shown for Institutional Service shares from 11/24/1997 to its inception is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Institutional and Institutional Service shares are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Performance for the CTF has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the CTF was converted to a mutual fund. If fee waivers and expense reimbursements in existence at the time of the conversion had been calculated into the mutual fund class expense ratio, the total returns would be as follows: Institutional shares -- 5 year = 19.14%, 10 year = 15.62% and since 12/31/1981 = 17.34%; Institutional Service shares -- 5 year = 18.86%, 10 year = 15.34% and since 12/31/1981 = 17.05%.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                             Total Fund
                   Management 12b-1  Other   Operating
                      Fees    Fees  Expenses Expenses++
  Institutional      0.70%    0.00%  0.11%     0.81%
  Institutional
   Service           0.70%    0.25%  0.11%     1.06%

+Actual for the fiscal year ended 6/30/1999.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses were 0.71% for Institutional shares and 0.96% for Institutional Service shares for the fiscal year ended 6/30/1999.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:    Institutional Institutional Service
  1 year          $83              $108
  3 years        $259              $337
  5 years        $450              $585
  10 years     $1,002            $1,294

                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

THE FUNDS' INVESTMENT ADVISORS

An investment advisor manages a Fund's investments and supervises its daily business affairs. There are four investment advisors for the Evergreen Select Equity Funds. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $234.823 billion in consolidated assets as of 9/30/1999. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

First Capital Group (FCG) is the advisor to:
 .Evergreen Select Balanced Fund
 .Evergreen Select Core Equity Fund
 .Evergreen Select Diversified Value Fund
 .Evergreen Select Equity Index Fund
 .Evergreen Select Large Cap Blend Fund
 .Evergreen Select Secular Growth Fund
 .Evergreen Select Social Principles Fund
 .Evergreen Select Strategic Growth Fund
 .Evergreen Strategic Value Fund

FCG, a division of First Union National Bank (FUNB), has been managing money for over 50 years and currently manages $28.8 billion in assets for 44 of the Evergreen Funds. FCG is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

Evergreen Asset Management Corp. (EAMC) is the investment advisor to:
 .Evergreen Select Small Company Value Fund

EAMC, with its predecessors, has served as investment advisor to the Evergreen Funds since 1971, and currently manages over $21.7 billion in assets for 21 of the Evergreen Funds. EAMC is located at 2500 Westchester Avenue, Purchase, NY 10577.

Evergreen Investment Management Company (EIMC) is the investment advisor to:
 .Evergreen Select Small Cap Growth Fund

EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $9.7 billion in assets for 25 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Meridian Investment Company (MIC) is the advisor to:
 .Evergreen Select Special Equity Fund

MIC has been managing money for over 15 years and currently manages over $5 billion in assets, including $566.2 million in assets for 2 of the Evergreen Funds. MIC is located at 55 Valley Stream Parkway, Malvern, Pennsylvania 19355.

For the fiscal year ended 6/30/1999, the aggregate advisory fees paid by each Fund to its investment advisor were as follows:

                          % of the Fund's
  Fund                average daily net assets
  Select Balanced
  Fund                         0.50%
  Select Core Equity
  Fund                         0.60%
  Select Diversified
  Value Fund                   0.50%
  Select Equity
  Index Fund                   0.15%
  Select Large Cap
  Blend Fund                   0.60%
  Select Secular
  Growth Fund                  0.00%
  Select Small Cap
  Growth Fund                  0.80%
  Select Small
  Company Value Fund           0.80%
  Select Social
  Principles Fund              0.70%
  Select Special
  Equity Fund                  0.80%
  Select Strategic
  Growth Fund                  0.60%
  Select Strategic
  Value Fund                   0.60%

Year 2000 Compliance
The investment advisors and other service providers for the Evergreen Funds have given representations of readiness and are continuing to take steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the Funds' operations or financial markets generally. In addition, issuers of securities, especially foreign issuers, in which the Funds invest may be adversely affected by Year 2000 problems. Such problems could negatively impact the value of the Funds' securities.

European Currency Conversion Risk
Certain countries in Europe converted their different currencies to a single, common currency on January 1, 1999. In connection with this change, investment advisors, mutual funds and their service providers have modified their accounting and recordkeeping systems to handle the new currency. If a Fund invests in foreign securities, your investment in the Fund may be adversely affected if these technical modifications have not been SELECT EQUITY FUNDS

                                   EVERGREEN

implemented properly. Also, the conversion to a single currency may impair the markets for securities denominated in the currencies eliminated, which may also adversely impact your investment.

THE FUNDS' PORTFOLIO MANAGERS

Select Balanced Fund
Rollin C. Williams, W. Shannon Reid and David Chow co-manage the Fund. Mr. Williams, CFA has managed the Fund and its predecessor since December 1995. Mr. Williams joined FUNB as a Vice President and senior portfolio manager in February 1993 and became a Senior Vice President in September 1997.

W. Shannon Reid and David Chow have been Co-Managers of the Fund with Mr. Williams since October 1999. Mr. Reid has been with FUNB since October 1988 as a Senior Vice President and portfolio manager.

David Chow has been a portfolio manager at FCG since he joined FCG in September 1998. From September 1994 until he joined FCG, Mr. Chow was an investment associate/portfolio manager for FUNB's First Investment Advisors Group.

Select Core Equity Fund
Mark Sipe and Hanspeter Giger co-manage the Fund. Mr. Sipe has managed the Fund and its predecessor since December 1994. Mr. Sipe is a Senior Vice President of FUNB, and Director of Equity Management for First Investment Advisors, the investment group at FUNB responsible for managing private capital portfolios.

Hanspeter Giger has co-managed the Fund and its predecessor since December 1996. He joined FUNB as an equity analyst in September 1987. Since September 1993 Mr. Giger has been Director of Equity Research, responsible for overseeing and coordinating FUNB's Investment Research/Core Team.

Select Diversified Value Fund
Eric M. Teal has managed the Fund since June 1998. Mr. Teal, Vice President and quantitative equity analyst, joined FUNB in September 1993 and currently heads the Quantitative Analysis/Portfolio Management Unit within FUNB.

Select Equity Index Fund
Eric M. Teal has managed the Fund since December 1998. Mr. Teal also acts as portfolio manager of the Select Diversified Value Fund, Select Large Cap Blend Fund, Select Social Principles Fund and Select Special Equity Fund.

Select Large Cap Blend Fund
Eric M. Teal, Jay Zelko and Timothy M. Stevenson, CFA, have been Co-Managers of the Fund since October 1999. Mr. Teal also acts as the portfolio manager to Evergreen Select Diversified Value Fund, Evergreen Select Equity Index Fund, Evergreen Select Social Principles Fund and Evergreen Select Special Equity Fund.

Mr. Zelko joined FUNB in April 1994. Mr. Zelko is an equity portfolio manager within MIC who maintains sector analytical and portfolio management responsibilities. Mr. Zelko has been affiliated with MIC as a portfolio manager since June 1999.

Mr. Stevenson has been an investment professional since August 1981. Mr. Stevenson joined FUNB in November 1994 as a Senior Vice President and portfolio manager. Mr. Stevenson has been affiliated with MIC as a portfolio manager since October 1999.

Select Secular Growth Fund
Stephen M. Dalton has managed the Fund since the Fund's inception in February 1999. Mr. Dalton has been a senior portfolio manager and Senior Vice President at FCG since he joined FUNB in July 1998 as a result of the FUNB/CoreStates Bank merger. From 1984 until he joined FUNB, Mr. Dalton was a senior portfolio manager with CoreStates Investment Advisers, Inc.

Select Small Cap Growth Fund
Thomas Holman and J. Gary Craven co-manage the Fund. Thomas Holman has been the portfolio manager of the Fund since joining EIMC in March 1997. Mr. Holman has been managing the Fund in conjunction with the EIMC Small Cap Growth Team which is headed by J. Gary Craven. From 1993 until he joined EIMC, Mr. Holman was an investment officer and securities analyst at Invista Capital Management, Inc. ("Invista").
                                                             SELECT EQUITY FUNDS

                                   EVERGREEN


J. Gary Craven has co-managed the Fund since November 1997. Mr. Craven has been a Senior Vice President and portfolio manager with EIMC since joining EIMC in November 1996. Prior to joining EIMC, Mr. Craven was Vice President and portfolio manager with Invista since 1987.

Select Small Company Value Fund
Edwin D. Miska and Jordan D. Alexander co-manage the Fund. Mr. Miska has co-managed the Fund since September 1999. Mr. Miska joined Lieber & Co. in 1986. Prior to joining Lieber & Co., he was employed by INDATA Services/Gordon Haskett & Co. as an analyst and investment consultant. Prior to INDATA, Mr. Miska worked at Dean Witter Reynolds, Inc. and for the Honorable Stewart B. McKinney.

Jordan D. Alexander has co-managed the Fund since September 1999. Mr. Alexander joined EAMC as a research analyst in 1998. Prior to joining EAMC, he was employed by PaineWebber Incorporated as an associate health care analyst in 1995. Prior to PaineWebber, Mr. Alexander worked as a senior financial analyst in the Valuations Services Division of Arthur Andersen in 1990.

Select Social Principles Fund
Eric M. Teal, Jay Zelko and Timothy M. Stevenson co-manage the Fund. Mr. Teal has co-managed the Fund with Mr. Zelko and Mr. Stevenson since October 1999. Mr. Teal also acts as portfolio manager to Evergreen Select Diversified Value Fund, Evergreen Select Equity Index Fund, Evergreen Select Large Cap Blend Fund and Evergreen Select Special Equity Fund.

Mr. Zelko has managed the Fund since June 1999. Mr. Zelko also acts as Co-Manager to Evergreen Select Large Cap Blend Fund and Evergreen Select Special Equity Fund.

Timothy M. Stevenson has co-managed the Fund with Mr. Zelko and Mr. Teal since October 1999. Mr. Stevenson also acts as Co-Manager to Evergreen Select Large Cap Blend Fund and Evergreen Select Special Equity Fund.

Select Special Equity Fund
Jay Zelko, Eric M. Teal and Timothy M. Stevenson co-manage the Fund. Mr. Zelko has co-managed the Fund with Mr. Teal and Mr. Stevenson since October 1999. Mr. Zelko also acts as Co-Manager to Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund.

Mr. Teal has co-managed the Fund with Mr. Zelko and Mr. Stevenson since October 1999. Mr. Teal also acts as the portfolio manager to Evergreen Select Diversified Value Fund, Evergreen Select Equity Index Fund, Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund.

Mr. Stevenson has co-managed the Fund with Mr. Zelko and Mr. Teal since October 1999. Mr. Stevenson also acts as Co-Manager to Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund.

Select Strategic Growth Fund
W. Shannon Reid and David M. Chow co-mange the Fund. Mr. Reid has managed the Fund since January 1995. Mr. Reid has been with FUNB since October 1988 as a Senior Vice President and portfolio manager.

Mr. Chow has co-managed the Fund since September 1998. Mr. Chow has been a portfolio manager at FCG since he joined FCG in September 1998. From September 1994 until he joined FCG, Mr. Chow was an investment associate/portfolio manager for FUNB's First Investment Advisors.

Select Strategic Value Fund
Timothy O'Grady, Senior Vice President and Senior portfolio manager of FUNB, has managed the Fund since December 1991. Mr. O'Grady is the team leader of a group of seasoned professionals who manage the Strategic Value Fund. Mr. O'Grady has been a portfolio manager with FUNB since joining in November 1986. SELECT EQUITY FUNDS

                                   EVERGREEN


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open as of the time the Exchange closes (normally 4 p.m. Eastern time). The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Funds' Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
 . Most importantly, read the prospectus to see if the Fund is suitable for you. . Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
 . Request any additional information you want about the Fund, such as the Statement of Additional Information, Annual Report or Semi-annual Report by calling 1-800-343-2898.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. Each Fund offers two different institutional classes. Each institutional class of shares has its own expenses. Pay particularly close attention to this fee structure so you know how much you will be paying before you invest. Institutional shares are only offered to investment advisory clients of an investment advisor of an Evergreen Fund (or the advisor's affiliates).

Each class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. Institutional shares do not pay a service fee. The minimum initial investment in either class of shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Each Fund's Institutional Service shares incur an annual service fee of 0.25% of the average daily net assets of the class for personal services rendered to shareholders and/or the maintenance of accounts. As a result, income distributions paid by the Fund with respect to Institutional Service shares will generally be less than those paid with respect to Institutional shares.
                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

HOW TO BUY SHARES

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Funds' distributor Evergreen Distributor, Inc. (EDI).

  Method      Opening an Account


  By Phone    . Call 1-800-343-2898 to set up an account number and get wiring instructions (call before 12 noon if you want wired funds to be credited that day).
              . Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
              . Complete the account application and mail to:
                 Evergreen Service Company      Overnight Address:
                 P.O. Box 2121                  Evergreen Service Company
                 Boston, MA 02106-2121          200 Berkeley St.
                                                Boston, MA 02116
              . Wires received after 4 p.m. Eastern time on market trading days will receive the next market day's closing price.*

              Adding to an Account

              . Call the Evergreen Express Line** at 1-800-346-3858 24 hours a day or 1-800-343-2898 between 8 a.m. and 6 p.m.
                Eastern time, on any business day.
              . If your bank account is set up on file, you can request either:
                - Federal Funds Wire (offers immediate access to funds) or
                - Electronic transfer through the Automated Clearing House which avoids wiring fees.

  By          . You can make an additional investment by exchange from an existing Evergreen Fund's account by contacting your
  Exchange      investment representative or calling the Evergreen Express Line at 1-800-346-3858.***
              . You can only exchange shares within the same class.
              . There is no sales charge or redemption fee when exchanging funds within the Evergreen Funds family.
              . Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price).*
              . Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.
              . Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee
                (see below).

 *The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt.
 **The Evergreen Express Line is only available to Institutional Service shareholders.
 ***Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.
SELECT EQUITY FUNDS

                                   EVERGREEN

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

  Methods      Requirements
  Call Us      . Call the Evergreen Express Line** at 1-800-346-3858 24 hours a day or 1-800-
                 343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
               . This service must be authorized ahead of time, and is only available for regular accounts.***
               . All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests after 4 p.m. will be processed the following business day.*
               . We can either:
               -Wire the proceeds into your bank account (service charges may apply)
               -Electronically transmit the proceeds to your bank account via the Automated
               Clearing House service
               -mail you a check.
               . All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe are genuine.
               . See exceptions list below for requests that must be made in writing.
  Write Us     . You can mail a redemption request to: Evergreen Service Company    Overnight Address:
                                                       P.O. Box 2121                Evergreen Service Company
                                                       Boston, MA 02106-2121        200 Berkeley St.
                                                                                    Boston, MA 02116

               . Your letter of instructions must:
               -List the Fund name and the account number
               -Indicate the number of shares or dollar value you wish to redeem
               -be signed by the registered owner(s)
               . See exceptions list below for requests that must be signature guaranteed.
  Redeem Your  . You may also redeem your shares through participating broker-dealers by
  Shares in      delivering a letter as described above to your broker-dealer.
  Person       . A fee may be charged for this service.

 *The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt.
 **The Evergreen Express Line is only available to Institutional Service shareholders.
 ***Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000,000.

Exceptions: Redemption Requests That Require A Signature Guarantee
To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

 .You want the proceeds transmitted to a bank          Who Can Provide A
account not listed on the account                     Signature Guarantee:
 .You want the proceeds payable to anyone other than   .Commercial Bank
the registered owner(s) of the account                .Trust Company
 .Either your address or the address of your bank      .Savings Association
account has been changed within 30 days               .Credit Union
                                                      .Member of a U.S. stock
                                                      exchange
                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

OTHER SERVICES

Evergreen Express Line
(Institutional Service shares only)
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Dividends
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class -- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinvestment Privileges
Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price. This is the Fund's net asset value, also sometimes referred to as the Fund's "NAV."

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
 . On Fund distributions (dividends and capital gains)
 . On any profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the Fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds will distribute two types of taxable income to you:

 . Dividends. To the extent that regular dividends are derived from interest that is not tax exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.
 . Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. Evergreen Select Equity Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers).

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.
SELECT EQUITY FUNDS

                                   EVERGREEN


Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Institutional Service shares. Up to 0.75% of the Institutional Service shares' average daily net assets are payable as 12b-1 fees. However, currently the 12b-1 fees are limited to 0.25% of the Institutional Service shares' average daily net assets. These fees will increase the cost of your investment. A Fund may use these fees as "service fees" to pay broker-dealers for additional shareholder services and/or the maintenance of accounts.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; 2) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.0%; and 3) the Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.
                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

FINANCIAL HIGHLIGHTS
This section looks in detail at the results for one share in each share class of the Funds -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.

------------------------------------------------------------------------------------------

SELECT BALANCED FUND              CLASS I                 CLASS IS

                            Year Ended     Period Ended     Year Ended     Period Ended
                           June 30, 1999 June 30, 1998 (a) June 30, 1999 June 30, 1998 (b)
------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period        $  13.39        $  12.58         $13.42          $13.34
                             --------        --------         ------          ------
 Income from investment
  operations
 Net investment income           0.46            0.16           0.35            0.07
 Net realized and
  unrealized gain on
  securities                     0.27            0.81           0.35            0.09
                             --------        --------         ------          ------
 Total from investment
  operations                     0.73            0.97           0.70            0.16
                             --------        --------         ------          ------
 Distributions to
  shareholders from
 Net investment income          (0.42)          (0.16)         (0.39)          (0.08)
 Net realized gains on
  securities                    (0.14)              0          (0.14)              0
                             --------        --------         ------          ------

 Total distributions            (0.56)          (0.16)         (0.53)          (0.08)
                             --------        --------         ------          ------
 Net asset value, end of
  period                     $  13.56        $  13.39         $13.59          $13.42
                             --------        --------         ------          ------
 Total return                    5.70%           7.76%          5.43%           1.23%
 Ratios/supplemental data
 Net assets, end of
  period (thousands)         $658,733        $723,850         $  405          $  215
 Ratios to average net
  assets:
 Expenses++                      0.69%           0.70%+         0.93%           0.95%+
 Net investment income           3.47%           2.80%+         3.35%           2.58%+
 Portfolio turnover rate           60%             37%            60%             37%

(a) For the period from January 22, 1998 (commencement of Class operations) to June 30, 1998.
(b) For the period from April 9, 1998 (commencement of Class operations) to June 30, 1998.
 + Annualized
++ The ratio of expenses to average net assets includes fee waivers and excludes fee credits.

------------------------------------------------------------------------------------------

SELECT CORE EQUITY FUND           CLASS I                 CLASS IS

                            Year Ended     Period Ended     Year Ended     Period Ended
                           June 30, 1999 June 30, 1998 (a) June 30, 1999 June 30, 1998 (b)
------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period       $    92.59      $    82.97        $ 87.33         $ 80.21
                            ----------      ----------        -------         -------
 Income from investment
  operations
 Net investment income            0.72            0.51           0.48            0.27
 Net realized and
  unrealized gains or
  losses on securities            7.51            9.62           7.02            7.16
                            ----------      ----------        -------         -------
 Total from investment
  operations                      8.23           10.13           7.50            7.43
                            ----------      ----------        -------         -------
 Distributions to
  shareholders from
 Net investment income           (0.69)          (0.51)         (0.46)          (0.31)
 Net realized gains              (7.83)              0          (7.83)              0
                            ----------      ----------        -------         -------

 Total distributions to
  shareholders                   (8.52)          (0.51)         (8.29)          (0.31)
                            ----------      ----------        -------         -------
 Net asset value, end of
  period                    $    92.30      $    92.59        $ 86.54         $ 87.33
                            ----------      ----------        -------         -------
 Total return                     9.82%          12.23%          9.53%           9.27%
 Ratios/supplemental data
 Net assets, end of
  period (thousands)        $1,913,483      $1,952,436        $30,240         $18,244
 Ratios to average net
  assets:
 Expenses++                       0.67%           0.70%+         0.92%           0.95%+
 Net investment income            0.83%           0.96%+         0.56%           0.60%+
 Portfolio turnover rate            55%             22%            55%             22%

(a) For the period from November 24, 1997 (commencement of Class operations) to June 30, 1998.
(b) For the period from February 4, 1998 (commencement of Class operations) to June 30, 1998.
 + Annualized
++ The ratio of expenses to average net assets includes fee waivers and excludes fee credits.
SELECT EQUITY FUNDS

                                   EVERGREEN


-----------------------------------------------------------------------------------------

SELECT DIVERSIFIED VALUE FUND       CLASS I               CLASS IS

                            Year Ended     Period Ended     Year Ended     Period Ended
                           June 30, 1999 June 30, 1998 (a) June 30, 1999 June 30, 1998 (b)
------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period        $  26.22        $  23.81         $25.93          $26.56
                             --------        --------         ------          ------
 Income from investment
  operations
 Net investment income           0.22            0.14           0.12            0.06
 Net realized and
  unrealized gains or
  losses on securities
  and futures contracts          2.06            2.41           2.07           (0.64)
                             --------        --------         ------          ------
 Total from investment
  operations                     2.28            2.55           2.19           (0.58)
                             --------        --------         ------          ------
 Distributions to
  shareholders from
 Net investment income          (0.20)          (0.14)         (0.14)          (0.05)
 Net realized gains             (0.65)              0          (0.65)              0
                             --------        --------         ------          ------
 Total distributions to
  shareholders                  (0.85)          (0.14)         (0.79)          (0.05)
                             --------        --------         ------          ------
 Net asset value, end of
  period                     $  27.65        $  26.22         $27.33          $25.93
                             --------        --------         ------          ------
 Total return                    9.08%          10.72%          8.77%         (2.19%)
 Ratios/supplemental data
 Net assets, end of
  period (thousands)         $606,355        $797,352         $1,384          $  210
 Ratios to average net
  assets
 Expenses++                      0.62%           0.68%+         0.88%           0.93%+
 Net investment income           0.88%           1.24%+         0.62%           0.80%+
 Portfolio turnover rate           76%             56%            76%             56%

(a) For the period from January 22, 1998 (commencement of Class operations) to June 30, 1998.
(b) For the period from March 31, 1998 (commencement of Class operations) to June 30, 1998.
 +  Annualized
++ The ratio of expenses to average net assets includes fee waivers and excludes fee credits.

-------------------------------------------------------------------------------
                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

SELECT EQUITY INDEX FUND

                                     CLASS I

                                         Year Ended June 30,
                          -----------------------------------------------------
                          1999 (a)  1998 (a)  1997 (a)  1996 (a)(b) 1995 (a)(b)
-------------------------------------------------------------------------------
 Net asset value,
  beginning of period     $  46.27  $  37.39  $  28.47   $  23.79    $  20.54
                          --------  --------  --------   --------    --------
 Income from investment
  operations
 Net investment income        0.54      0.50      0.51       0.51        0.52
 Net realized and
  unrealized gains on
  securities and futures
  contracts                   8.85     10.12      9.16       5.47        4.24
                          --------  --------  --------   --------    --------
 Total from investment
  operations                  9.39     10.62      9.67       5.98        4.76
                          --------  --------  --------   --------    --------
 Distributions to
  shareholders from
 Net realized gains          (3.09)    (1.24)    (0.24)     (0.79)      (0.99)
                          --------  --------  --------   --------    --------
 Net investment income       (0.51)    (0.50)    (0.51)     (0.51)      (0.52)
 Total distributions         (3.60)    (1.74)    (0.75)     (1.30)      (1.51)
                          --------  --------  --------   --------    --------
 Net asset value, end of
  period                  $  52.06  $  46.27  $  37.39   $  28.47    $  23.79
                          --------  --------  --------   --------    --------
 Total return                22.03%    29.17%    34.44%     25.69%      24.45%
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)      $570,864  $315,920  $241,413   $166,350    $112,533
 Ratios to average net
  assets
 Expenses*                    0.30%     0.38%     0.37%      0.35%       0.37%
 Net investment income        1.19%     1.19%     1.63%      1.94%       2.48%
 Portfolio turnover rate        21%       12%       11%        13%         27%

(a) On July 24, 1998, the assets and liabilities of CoreFund Equity Index Fund ("CoreFund") were acquired by Evergreen Select Equity Index Fund ("Equity Index Fund"). Shareholders of CoreFund, Class A, Class B and Class Y became owners of that number of shares of Equity Index Fund, Class IS, Class IS and Class I, respectively, had an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward in these financial statements.
(b) On April 22, 1996, the Class A shares of CoreFund were redesignated as Class Y shares of CoreFund.
(c) For the period from October 9, 1996 (commencement of class operations) to June 30, 1997.
 +  Annualized.
 * The ratio of expenses to average net assets includes fee waivers and excludes fee credits.

--------------------------------------------------------------------------------
SELECT EQUITY FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

CLASS IS

                            Year Ended June 30,
  -----------------------------------------------------------------------
  1999 (a)                1998 (a)                            1997 (a)(c)
-------------------------------------------------------------------------
  $ 46.27                 $ 37.37                               $29.62
  -------                 -------                               ------
     0.45                    0.49                                 0.32
     8.81                   10.12                                 8.05
  -------                 -------                               ------
     9.26                   10.61                                 8.37
  -------                 -------                               ------
    (0.40)                  (0.47)                               (0.38)
    (3.09)                  (1.24)                               (0.24)
  -------                 -------                               ------
    (3.49)                  (1.71)                               (0.62)
  -------                 -------                               ------
  $ 52.04                 $ 46.27                               $37.37
  -------                 -------                               ------
    21.70%                  29.17%                               28.58%
  $38,051                 $11,944                               $4,507
     0.55%                   0.38%                                0.37%+
     0.95%                   1.19%                                1.51%+
       21%                     12%                                  11%

--------------------------------------------------------------------------------
                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

SELECT LARGE CAP BLEND FUND         CLASS I (c)           CLASS IS

                              Year Ended       Period Ended     Year Ended     Period Ended
                           June 30, 1999 (d) June 30, 1998 (a) June 30, 1999 June 30, 1998 (b)
----------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period          $  50.74          $  45.05         $50.74          $49.75
                               --------          --------         ------          ------
 Income from investment
  operations
 Net investment income             0.40              0.23           0.28            0.08
 Net realized and
  unrealized gains or
  losses on securities             2.81              5.70           2.81            1.00
                               --------          --------         ------          ------
 Total from investment
  operations                       3.21              5.93           3.09            1.08
                               --------          --------         ------          ------
 Distributions to
  shareholders from
 Net investment income            (0.40)            (0.24)         (0.30)          (0.09)
 Net realized gains               (5.20)                0          (5.20)              0
                               --------          --------         ------          ------
 Total distributions              (5.60)            (0.24)         (5.50)          (0.09)
                               --------          --------         ------          ------
 Net asset value, end of
  period                       $  48.35          $  50.74         $48.33          $50.74
                               --------          --------         ------          ------
 Total return                      7.12%            13.18%          6.83%           2.17%
 Ratios/supplemental data
 Net assets, end of
  period (thousands)           $438,375          $497,534         $  382          $  301
 Ratios to average net
  assets
 Expenses++                        0.68%             0.71%+         0.93%           0.96%+
 Net investment income             0.79%             0.80%+         0.53%           0.57%+
 Portfolio turnover rate             46%               42%            46%             42%

(a) For the period from November 24, 1997 (commencement of Class operations) to June 30, 1998.
(b) For the period from March 12, 1998 (commencement of Class operations) to June 30, 1998.
(c) On April 30, 1999, Class IC shares of the Fund were converted to Class I shares. Shareholders of Class IC shares became owners of that number of Class I shares having a net asset value equal to the net asset value of their shares immediately prior to the close of business on April 30, 1999. Class IC is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to April 30, 1999 have been carried forward in these financial statements.
(d) The Fund redesignated $0.02 per share for Class I and IS of distributions from net investment income declared after January 1, 1999, as capital gains distributions after January 1, 1999.
 +  Annualized
++ The ratio of expenses to average net assets includes fee waivers and excludes fee credits.

--------------------------------------------------------------------------------
SELECT EQUITY FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

SELECT SECULAR GROWTH FUND                           CLASS I      CLASS IS

                                          Period Ended      Period Ended
                                        June 30, 1999 (a) June 30, 1999 (a)
------------------------------------------------------------------------------
 Net asset value, beginning of period        $100.00           $100.00
                                             -------           -------
 Income from investment operations
 Net investment income                          0.15              0.21
 Net realized and unrealized losses on
  securities                                   (0.01)            (0.15)
                                             -------           -------
 Total from investment operations               0.14              0.06
                                             -------           -------
 Distributions to shareholders from
 Net investment income                         (0.15)            (0.11)
                                             -------           -------
 Total distributions to shareholders           (0.15)            (0.11)
                                             -------           -------
 Net asset value, end of period              $ 99.99           $ 99.95
                                             -------           -------
 Total return                                   0.14%             0.06%
 Ratios and supplemental data
 Net assets, end of period (thousands)       $40,128           $     1
 Ratios to average net assets
 Expenses*                                      0.71%+            0.96%+
 Net investment income                          0.18%+            0.63%+
 Portfolio turnover rate                          65%               65%

(a) For the period from February 26, 1999 (commencement of class operations) to June 30, 1999.
 +  Annualized.
 * The ratio of expenses to average net assets includes fee waivers and excludes fee credits.

--------------------------------------------------------------------------------
                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

SELECT SMALL CAP GROWTH FUND

                                    CLASS I

                                                            Year Ended  Period Ended
                            Year Ended     Period Ended    February 28, February 28,   Period Ended
                           June 30, 1999 June 30, 1998 (c)    1998 #     1997 (b) #  June 30, 1996 (a)
------------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period         $ 13.12         $ 13.23        $ 11.28       $11.65         $10.00
                              -------         -------        -------       ------         ------
 Income from investment
  operations
 Net investment loss            (0.08)          (0.03)         (0.06)       (0.04)         (0.03)
 Net realized and
  unrealized gain or loss
  on securities                  0.63           (0.08)          2.48        (0.16)          1.68
                              -------         -------        -------       ------         ------
 Total from investment
  operations                     0.55           (0.11)          2.42        (0.20)          1.65
                              -------         -------        -------       ------         ------
 Distributions to
  shareholders from
 Net realized gains             (0.02)              0          (0.47)       (0.17)             0
                              -------         -------        -------       ------         ------
 Total distributions            (0.02)              0          (0.47)       (0.17)             0
                              -------         -------        -------       ------         ------
 Net asset value, end of
  period                      $ 13.65         $ 13.12        $ 13.23       $11.28         $11.65
                              -------         -------        -------       ------         ------
 Total return                    4.22%         (0.83%)         21.67%      (1.75%)         16.50%
 Ratios/supplemental data
 Net assets, end of
  period (thousands)          $70,114         $69,283        $47,524       $2,888         $2,446
 Ratios to average net
  assets
 Expenses++                      1.02%           1.01%+         0.92%        1.00%+         1.00%+
 Net investment loss            (0.68%)         (0.62%)+       (0.48%)      (0.57%)+       (0.45%)+
 Portfolio turnover rate          165%             54%           166%         123%            57%

(a) For the period from December 28, 1995 (commencement of Class operations) to June 30, 1996
(b) For the period form July 1, 1996 to February 28, 1997. The Fund changed its fiscal year end from June 30 to February 28, effective February 28, 1997.
(c) For the period from March 1, 1998 to June 30, 1998. The Fund changed its fiscal year end from February 28 to June 30, effective June 30, 1998.
 +  Annualized
++ The ratio of expenses to average net assets includes fee waivers and excludes fee credits.
 #  Net investment loss based on average shares outstanding during the period.

--------------------------------------------------------------------------------

SELECT SMALL COMPANY VALUE FUND            CLASS I                CLASS IS

                             Year Ended     Period Ended       Period Ended
                            June 30, 1999 June 30, 1998 (a) June 30, 1999 # (b)
-------------------------------------------------------------------------------
 Net asset value,
  beginning of period         $  10.09         $ 10.00             $8.56
                              --------         -------             -----
 Income from investment
  operations
 Net investment income            0.03            0.04                 0
 Net realized and
  unrealized gains or
  losses on securities           (1.12)           0.09              0.08
                              --------         -------             -----
 Total from investment
  operations                     (1.09)           0.13              0.08
                              --------         -------             -----
 Distributions to
  shareholders from
 Net realized gains              (0.03)              0
                              --------         -------             -----
 Net investment income           (0.03)          (0.04)
 Total distributions to
  shareholders                   (0.06)          (0.04)
                              --------         -------             -----
 Net asset value, end of
  period                      $   8.94         $ 10.09             $8.64
                              --------         -------             -----
 Total return                  (10.73%)           1.28%             0.99%
 Ratios/supplemental data
 Net assets, end of period
  (thousands)                 $108,180         $77,647             $   1
 Ratios to average net
  assets
 Expenses++                       0.97%           1.01%+            1.24%+
 Net investment income            0.29%           0.68%+            0.00%+
 Portfolio turnover rate            48%             23%               48%

(a) For the period from December 23,1997 (commencement of Class operations) to June 30, 1998.
(b) For the period from December 31,1998 (commencement of Class operations) to June 30, 1999.
 +  Annualized
++ The ratio of expenses to average net assets includes fee waivers and excludes fee credits.
 # Net investment income or loss based on average shares outstanding during the period.

SELECT EQUITY FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

SELECT SOCIAL PRINCIPLES FUND          CLASS I (c)          CLASS IS

                            Year Ended     Period Ended     Year Ended     Period Ended
                           June 30, 1999 June 30, 1998 (a) June 30, 1999 June 30, 1998 (b)
------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period        $  38.95        $  36.65         $38.94          $38.44
                             --------        --------         ------          ------
 Income from investment
  operations
 Net investment income           0.11            0.03          (0.04)          (0.01)
 Net realized and
  unrealized gain on
  securities                     0.09            2.31           0.14            0.52
                             --------        --------         ------          ------
 Total from investment
  operations                     0.20            2.34           0.10            0.51
                             --------        --------         ------          ------
 Distributions to
  shareholders from
 Net investment income          (0.14)          (0.04)         (0.08)          (0.01)
 Net realized gains on
  securities                    (2.10)              0          (2.10)              0
                             --------        --------         ------          ------
 Total distributions            (2.24)          (0.04)         (2.18)          (0.01)
                             --------        --------         ------          ------
 Net asset value, end of
  period                     $  36.91        $  38.95         $36.86          $38.94
                             --------        --------         ------          ------
 Total return                    0.90%           6.38%          0.64%           1.32%
 Ratios/supplemental data
 Net assets, end of
  period (thousands)         $134,476        $177,187         $   60          $  205
 Ratios to average net
  assets:
 Expenses++                      0.84%           0.86%+         1.09%           1.11%+
 Net investment income           0.33%           0.12%+         0.06%          (0.12%)+
 Portfolio turnover rate           36%             24%            36%             24%

(a) For the period from November 24, 1997 (commencement of Class operations) to June 30, 1998.
(b) For the period from March 12, 1998 (commencement of Class operations) to June 30, 1998.
(c) On April 30, 1999, Class IC shares of the Fund were converted to Class I shares. Shareholders of Class IC shares became owners of that number of Class I shares having a net asset value equal to the net asset value of their shares immediately prior to the close of business on April 30, 1999. Class IC is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to April 30, 1999 have been carried forward in these financial statements.
 +  Annualized
++ The ratio of expenses to average net assets includes fee waivers and excludes fee credits.

--------------------------------------------------------------------------------
                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

SELECT SPECIAL EQUITY FUND

                           CLASS I

                                                                                Year Ended          Period Ended
                              Year Ended June 30,           Period Ended   October 31, 1995 (b) October 31, 1994 (a)
                            ----------------------------      June 30,     -------------------- --------------------
                            1999 (f)    1998      1997    1996 (c) (d) (e)     Retail Class        Original Class
--------------------------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period       $  11.25   $ 11.27   $ 11.86      $ 11.42            $  9.37              $ 10.00
                            --------   -------   -------      -------            -------              -------
 Income from investment
  operations
 Net investment income or
  loss                         (0.02)    (0.05)     0.02         0.07               0.12                 0.06
 Net realized and
  unrealized gains or
  losses on
  securities                    4.15      1.52      1.81         2.13               2.12                (0.63)
                            --------   -------   -------      -------            -------              -------
 Total from investment
  operations                    4.13      1.47      1.83         2.20               2.24                (0.57)
                            --------   -------   -------      -------            -------              -------
 Distributions to
  shareholders from
 Net investment income             0         0     (0.03)       (0.07)             (0.12)               (0.06)
 Net realized gains            (1.18)    (1.49)    (2.39)       (1.69)             (0.07)                   0
                            --------   -------   -------      -------            -------              -------
 Total distributions to
  shareholders                 (1.18)    (1.49)    (2.42)       (1.76)             (0.19)               (0.06)
                            --------   -------   -------      -------            -------              -------
 Net asset value, end of
  period                    $  14.20   $ 11.25   $ 11.27      $ 11.86            $ 11.42              $  9.37
                            --------   -------   -------      -------            -------              -------
 Total return                  42.02%    14.23%    17.94%       22.27%             24.44%               (5.72%)
 Ratios/supplemental data
 Net assets, end of
  period (thousands)        $116,966   $73,981   $71,980      $63,680            $57,396              $10,069
 Ratios to average net
  assets
 Expenses++                     1.06%     1.10%     0.84%        0.34%+             0.32%                0.15%+
 Net investment income or
  loss                         (0.36%)   (0.48%)    0.19%        0.94%+             1.14%                1.06%+
 Portfolio turnover rate          99%       62%       74%          72%               129%                  39%

(a) For the period from March 15, 1994 (commencement of Class operations) to October 31, 1994.
(b) On February 21, 1995, the shares of the Fund were redesignated as either Retail or Institutional shares. On that date, the Fund's net investment income, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each Class of shares. The basis for the allocation was the relative net assets of each Class of shares as of February 21, 1995. The results were combined with the results of operations and distributions for each applicable Class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Financial Highlights' ratio of expenses, net investment income, total return, and the per share investment activities and distributions reflect this allocation.
(c) For the period from November 1, 1995 to June 30, 1996. The Fund changed its fiscal year end from October 31 to June 30, effective June 30, 1996.
(d) On April 15, 1996, the Conestoga Special Equity Fund was acquired by the CoreFund Special Equity Fund ("CoreFund").
(e) On April 15, 1996, the Institutional Class shares of the CoreFund were exchanged for Class Y shares and the Retail Class shares of the Core Fund were exchanged for Class A shares of the CoreFund.
(f) On July 24, 1998, the assets and certain liabilities of CoreFund were acquired by Evergreen Select Special Equity Fund ("Special Equity Fund"). Shareholders of CoreFund, Class Y became owners of that number of shares of Special Equity Fund, Class I having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward in these financial statements.
(g) On July 24, 1998, the assets and certain liabilities of CoreFund were acquired by Evergreen Select Special Equity Fund ("Special Equity Fund"). Shareholders of CoreFund, Class A and Class B became owners of that number of shares of Special Equity Fund, Class IS having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward in these financial statements.
 +  Annualized
++ The ratio of expenses to average net assets includes fee waivers and excludes fee credits.

--------------------------------------------------------------------------------
SELECT EQUITY FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

CLASS IS

                                                    Year Ended          Period Ended
  Year Ended June 30,          Period Ended    October 31, 1995 (b) October 31, 1994 (a)
-------------------------        June 30,      -------------------- --------------------
1999 (g)    1998     1997     1996 (c) (d) (e)     Retail Class        Original Class
----------------------------------------------------------------------------------------
 $11.18    $11.25   $11.85        $11.42              $ 9.37              $ 10.00
 ------    ------   ------        ------              ------              -------
  (0.06)    (0.10)       0          0.08                0.12                 0.06
   4.11      1.52     1.81          2.11                2.12                (0.63)
 ------    ------   ------        ------              ------              -------
   4.05      1.42     1.81          2.19                2.24                (0.57)
 ------    ------   ------        ------              ------              -------
      0         0    (0.02)        (0.07)              (0.12)               (0.06)
  (1.18)    (1.49)   (2.39)        (1.69)              (0.07)                   0
 ------    ------   ------        ------              ------              -------
  (1.18)    (1.49)   (2.41)        (1.76)              (0.19)               (0.06)
 ------    ------   ------        ------              ------              -------
 $14.05    $11.18   $11.25        $11.85              $11.42              $  9.37
 ------    ------   ------        ------              ------              -------
  41.55%    13.78%   17.73%        22.14%              24.44%               (5.72%)
 $4,043    $2,981   $2,347        $1,144              $  734              $10,069
   1.31%     1.35%    1.14%         0.37%+              0.27%                0.15%+
  (0.61%)   (0.73%)  (0.12%)        0.91%+              1.29%                1.06%+
     99%       62%      74%           72%                129%                  39%


--------------------------------------------------------------------------------
                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

SELECT STRATEGIC GROWTH FUND          CLASS I               CLASS IS

                            Year Ended     Period Ended     Year Ended     Period Ended
                           June 30, 1999 June 30, 1998 (a) June 30, 1999 June 30, 1998 (b)
------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period        $  38.41        $  32.45         $ 38.36         $36.10
                             --------        --------         -------         ------
 Income from investment
  operations
 Net investment income           0.08            0.04            0.04          (0.08)
 Net realized and
  unrealized gains or
  losses on securities           6.80            5.96            6.73           2.34
                             --------        --------         -------         ------
 Total from investment
  operations                     6.88            6.00            6.77           2.26
                             --------        --------         -------         ------
 Distributions to
  shareholders from
 Net investment income          (0.09)          (0.04)          (0.04)             0
 Net realized gains             (3.26)              0           (3.26)             0
                             --------        --------         -------         ------
 Total distributions            (3.35)          (0.04)          (3.30)             0
                             --------        --------         -------         ------
 Net asset value, end of
  period                     $  41.94        $  38.41         $ 41.83         $38.36
                             --------        --------         -------         ------
 Total return                   19.22%          18.53%          18.88%          6.29%
 Ratios/supplemental data
 Net assets, end of
  period (thousands)         $481,119        $321,532         $12,650         $2,373
 Ratios to average net
  assets
 Expenses++                      0.72%           0.72%+          0.97%          0.97%+
 Net investment income           0.24%           0.19%+         (0.03%)        (0.27%)+
 Portfolio turnover rate          155%             80%            155%            80%

(a) For the period from November 24, 1997 (commencement of Class operations) to June 30, 1998.
(b) For the period from February 27, 1998 (commencement of Class operations) to June 30, 1998.
 +  Annualized
++ The ratio of expenses to average net assets includes fee waivers and excludes fee credits.

--------------------------------------------------------------------------------

SELECT STRATEGIC VALUE FUND           CLASS I               CLASS IS

                            Year Ended     Period Ended     Year Ended     Period Ended
                           June 30, 1999 June 30, 1998 (a) June 30, 1999 June 30, 1998 (b)
------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period        $ 226.02        $ 203.35         $226.04         $223.08
                             --------        --------         -------         -------
 Income from investment
  operations
 Net investment income           3.31            1.60            2.87            0.61
 Net realized and
  unrealized gains or
  losses on securities          15.66           22.67           15.62            3.13
                             --------        --------         -------         -------
 Total from investment
  operations                    18.97           24.27           18.49            3.74
                             --------        --------         -------         -------
 Distributions to
  shareholders from
 Net investment income          (2.93)          (1.60)          (2.41)          (0.78)
 Net realized gains             (4.89)              0           (4.89)              0
                             --------        --------         -------         -------
 Total distributions to
  shareholders                  (7.82)          (1.60)          (7.30)          (0.78)
                             --------        --------         -------         -------
 Net asset value, end of
  period                     $ 237.17        $ 226.02         $237.23         $226.04
                             --------        --------         -------         -------
 Total return                    8.85%          11.95%           8.60%           1.68%
 Ratios/supplemental data
 Net assets, end of
  period (thousands)         $530,995        $287,194         $ 1,810         $ 1,327
 Ratios to average net
  assets
 Expenses++                      0.71%           0.75%+          0.96%           1.00%+
 Net investment income           1.61%           1.26%+          1.34%           0.93%+
 Portfolio turnover rate           41%             12%             41%             12%

(a) For the period from November 24, 1997 (commencement of Class operations) to June 30, 1998.
(b) For the period from March 11, 1998 (commencement of Class operations) to June 30, 1998.
 +  Annualized
++ The ratio of expenses to average net assets includes fee waivers and excludes fee credits.

SELECT EQUITY FUNDS

                                   EVERGREEN


OTHER FUND PRACTICES

Each Fund may invest up to 10% of its assets in foreign securities, including securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.

A Fund's investment in non-U.S. securities could expose it to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

The Funds may invest in a variety of derivative instruments including options and futures. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives.

Options and futures can be used to increase return and to hedge a Fund's portfolio against changes in the market value of securities owned or intended to be purchased. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility. Evergreen Select Equity Index Fund may also use options and futures as a substitute for the sale or purchase of securities in the S&P 500 Index.

 Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.
                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

                                     Notes
SELECT EQUITY FUNDS

                                   EVERGREEN

                                     Notes
                                                             SELECT EQUITY FUNDS

                                   EVERGREEN


                             Evergreen Select Funds
Select Money Market
Select Money Market Fund
Select Treasury Money Market Fund
Select Municipal Money Market Fund
Select 100% Treasury Money Market Fund
Select U.S. Government Money Market Fund

Select Fixed Income
Select Adjustable Rate Fund
Select Core Bond Fund
Select Fixed Income Fund
Select Fixed Income Fund II
Select High Yield Bond Fund
Select Income Plus Fund
Select Intermediate Term Municipal Bond Fund
Select International Bond Fund
Select Limited Duration Fund
Select Total Return Fund

Select Equity Trust
Select Balanced Fund
Select Core Equity Fund
Select Diversified Value Fund
Select Equity Index Fund
Select Large Cap Blend Fund
Select Secular Growth Fund
Select Small Cap Growth Fund
Select Small Company Value Fund
Select Social Principles Fund
Select Special Equity Fund
Select Strategic Growth Fund
Select Strategic Value Fund

Express Line
(Institutional Service shares only)
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com
SELECT EQUITY FUNDS

                             QUICK REFERENCE GUIDE

1  Evergreen Express Line
   (Institutional Service shares only)
    Call 1-800-346-3858
    24 hours a day to
    . check your account
    . order a statement
    . get a Fund's current price, yield and total return
    . buy, redeem or exchange Fund shares

2  Shareholder Services
    Call 1-800-343-2898
    Each business day, 8 a.m. to 6 p.m. Eastern time to . buy, redeem or exchange shares
    . order applications
    . get assistance with your account

3  Information Line for Hearing and Speech Impaired (TTY/TDD)
    Call 1-800-343-2888
    Each business day, 8 a.m. to 6 p.m. Eastern time

4  Write us a letter
    Evergreen Service Company
    P.O. Box 2121
    Boston, MA 02106-2121
    . to buy, redeem or exchange shares
    . to change the registration on your account
    . for general correspondence

5  For express, registered or certified mail:
    Evergreen Service Company
    200 Berkeley Street
    Boston, MA 02116-5039

6  Visit us on-line:
    www.evergreen-funds.com

7  Regular communications you will receive:
    Account Statements -- You will receive quarterly statements for each Fundyou own.

    Confirmation Notices -- We send a confirmation of any transaction you make within five days of the transaction.

    Annual and Semi-annual reports -- You will receive a detailed financial report on your Fund(s) twice a year.

    Tax Forms -- Each January you will receive any tax forms you need to file your taxes as well as the Evergreen Tax Information Guide.

    For More Information about the Evergreen
    Select Equity Funds, Ask for:

    The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

    The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange
    Commission (SEC) and its contents are legally considered to be part of this prospectus.

    For questions, other information, or to request a copy, without charge, of any of the documents, call
    1-800-343-2898 or ask your investment
    representative. We will mail material within three business days.

    Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington
    DC 20549-6009. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the SEC at 1-800-SEC-0330.

                          Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016
                                                 SEC File No. 811-08363
16635__________________________________________ 541909 RV3

                                                     BULK RATE

[LOGO OF EVERGREEN FUNDS]                               U.S.
                                                      POSTAGE

201 South College St.                                   PAID
Charlotte, NC 28288                                    PERMIT
                                                       NO. 19
                                                      HUDSON,
                                                         MA

                         EVERGREEN SELECT EQUITY TRUST

                                     PART A

                               RETAIL PROSPECTUS

                         EVERGREEN SELECT EQUITY FUNDS




   Evergreen Select Equity Index Fund
   Evergreen Select Special Equity Fund
   Class A
   Class B
   Class C
   Prospectus, November 1, 1999                        [LOGO OF EVERGREEN FUNDS]

   The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS

FUND RISKS/RETURN SUMMARIES:

Overview of Fund Risks......................................................   1

Evergreen Select Equity Index Fund..........................................   2

Evergreen Select Special Equity Fund........................................   4


GENERAL INFORMATION:


The Funds' Investment Advisors..............................................   6

The Funds' Portfolio Managers...............................................   6

Calculating the Share Price.................................................   6

How to Choose an Evergreen Fund.............................................   7

How to Choose the Share Class That Best Suits You...........................   7

How to Buy Shares...........................................................   9

How to Redeem Shares........................................................  10

Other Services..............................................................  11

The Tax Consequences of Investing in the Funds..............................  11

Fees and Expenses of the Funds..............................................  12

Financial Highlights........................................................  13

Other Fund Practices........................................................  14

In general, the Funds included in this prospectus seek capital growth.




Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             OVERVIEW OF FUND RISKS


            Select
            Equity
             Funds


typically rely on a combination of the following strategies:
 . investing primarily in common stocks;
 . investing in companies expected to provide capital appreciation; and . selling a portfolio investment when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other reasons which the portfolio manager deems necessary.

may be appropriate for investors who:
 . are seeking long-term capital appreciation.

Following this overview, you will find information on each Fund's specific investment strategies and risks.


 ................................................................................

 Risk Factors For All Mutual Funds
 Please remember that mutual fund shares are:
 . not guaranteed to achieve their
   investment goal
 . not a deposit of a bank
 . not insured, endorsed or guaranteed
   by the FDIC or any government agency
 . subject to investment risks,
   including possible loss of your
   original investment

Like most investments, your investment in an Evergreen Select Equity Fund could fluctuate significantly in value over time and could result in a loss of money.

Here are the most important factors that may affect the value of your investment:

Stock Market Risk
Your investment will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, your investment may decline in value if the particular industries, issuers or sectors your Fund invests in do not perform well.
                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

Select Equity Index Fund

 FUND FACTS:

 Goal:
 . Price and Yield Performance comparable to the S&P 500 Index

 Principal Investment:
 . Equity Securities listed on S&P 500 Index

 Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C

 Investment Advisor:
 . First Capital Group

 Portfolio Manager:
 . Eric M. Teal

 NASDAQ Symbols:
 .ESINX (Class A)
 .ESIOX (Class B)

 Dividend Payment Schedule:
 .Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests substantially all of its assets in equity securities that represent a composite of the S&P 500 Index. The correlation between the performance of the Fund and the S&P 500 Index is expected to be, before expenses, 0.98 or higher. The Fund's portfolio manager uses a computer model that closely monitors the industry weightings of the S&P 500 Index. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. To replicate the performance of the S&P 500 Index, the Fund's portfolio manger uses a passive management approach and purchases all or a representative sample of the stocks comprising the Index.

The Fund intends to sell a portfolio investment when it is removed from the S&P 500 Index, when the Fund must meet redemptions, or for other reasons which the portfolio manager deems necessary.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 .Stock Market Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SELECT EQUITY FUNDS

                                   EVERGREEN


PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class B shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class B Shares (%)*

                                    [CHART]

                                 Year       %
                                 ----     -----
                                 1989     33.44
                                 1990     -4.05
                                 1991     29.18
                                 1992      6.77
                                 1993      9.32
                                 1994      0.29
                                 1995     36.62
                                 1996     22.86
                                 1997     32.54
                                 1998     27.49


Best Quarter: 4th Quarter 1998 +21.11%*
Worst Quarter: 2nd Quarter 1990 -13.60%*

Year to date total return through 9/30/1999 is 4.32%.

The next table lists the Fund's average year-by-year return by class over the past one, five and ten years and since inception (through 12/31/1998), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 publicly traded U.S. stocks and is often used to indicate the performance of the overall stock market. It does not include transaction costs associated with buying and selling securities nor any management fees. The index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/98)*

                   Inception                                         Performance
                     Date                                               Since
                   of Class      1 year      5 year      10 year      2/14/1985

  Class A          11/4/1998     21.54%      22.08%       17.58%        16.66%
  Class B          11/3/1998     22.49%      23.08%       18.14%        17.06%
  Class C          4/30/1999     26.69%      23.29%       18.16%        17.07%
  S&P 500 Index                  28.58%      24.06%       19.21%        18.25%

*Historical performance shown for Classes A , B and C prior to their inception is based on the performance of (1) the Fund's Institutional shares from 7/27/1998 to the inception of Classes A , B and C (2) the Class Y Shares of the Fund's predecessor, CoreFund Equity Index Fund, from 6/1/1991 through 7/27/1998 and (3) the Class Y Shares of the CoreFund Equity Index Fund's predecessor, Viking Index Fund, from 2/14/1985 through 5/31/1991. These historical returns for Classes A , B and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. The 12b-1 fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Neither Class Y nor Institutional shares pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses        Class A      Class B      Class C

  Maximum sales charge imposed              4.75%      None         None
  on purchases (as a % of offering price)
  Maximum deferred sales charge             None*      5.00%        1.00%
  (as a % of either the redemption
  amount or initial investment
  whichever is lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

               Management         12b-1           Other                Total Fund
                  Fees            Fees           Expenses         Operating Expenses++

  Class A         0.40%           0.25%            0.16%                  0.81%
  Class B         0.40%           1.00%            0.16%                  1.56%
  Class C         0.40%           1.00%            0.16%                  1.56%

+ Restated for the fiscal year ended 6/30/1999 to reflect current fees.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements and restating to reflect current fees, Total Fund Operating Expenses for the fiscal year ended 6/30/1999 would have been 0.56% for Class A shares, 1.31% for Class B shares and 1.31% for Class C shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                        Assuming Redemption at                      Assuming
                             End of Period                       No Redemption
                     Class A       Class B       Class C       Class B       Class C
  After 1 year       $  554        $  659        $  259        $  159        $  159
  After 3 years      $  721        $  793        $  493        $  493        $  493
  After 5 years      $  903        $1,050        $  850        $  850        $  850
  After 10 years     $1,429        $1,560        $1,856        $1,560        $1,856

                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

Select Special Equity Fund


 FUND FACTS:

 Goal:
 .Capital Growth

 Principal Investment:
 . Equity Securities of Small Companies

 Classes of Shares Offered in this Prospectus:
 .Class A
 .Class B
 .Class C

 Investment Advisor:
 . Meridian Investment Company

 Portfolio Managers:
 .Jay Zelko
 .Eric M. Teal
 .Timothy M. Stevenson

 NASDAQ Symbols:

 Dividend Payment Schedule:
 .Monthly
 ................................................................................


   INVESTMENT GOAL

The Fund seeks capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in equity securities of U.S. companies with small market capitalizations. The Fund's portfolio managers choose companies which they expect will experience growth in earnings and price. The Fund strives to provide a return greater than stock market indices such as the Russell 2000 Index by investing principally in a diversified portfolio of common stocks of domestic companies. The Fund may purchase stocks in initial public offerings ("IPO").

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 .Stock Market Risk

Your investment may be subject to special risks associated with investing in securities issued by small companies. Smaller, less established companies tend to be more dependent on individual managers and limited products and product lines. Additionally, securities issued by small companies also tend to fluctuate in value more dramatically than those of larger companies.

Additionally, you should be aware of the risks associated with the Fund purchasing IPOs. Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Fund's shares.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

SELECT EQUITY FUNDS

                                   EVERGREEN


PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since 3/15/1994. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)*

                                    [CHART]

                                 Year       %
                                 ----     -----
                                 1989
                                 1990
                                 1991
                                 1992
                                 1993
                                 1994
                                 1995     34.46
                                 1996     25.95
                                 1997     19.10
                                 1998      5.31

Best Quarter: 4th Quarter 1998 +28.01%*
Worst Quarter: 3rd Quarter 1998 -22.00%*

Year to date total return through 9/30/1999 is 41.23%.

The next table lists the Fund's average annual total return by class over the past one year and since inception (through 12/31/1998), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index. The Russell 2000 Index is an unmanaged index which measures the performance of 2000 small U.S. companies. It does not include transaction costs associated with buying and selling securities nor any management fees. The index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/98)*

                      Inception                        Performance
                        Date                              Since
                      of Class  1 year  5 year 10 year  3/15/1994
  Class A             8/30/1999  0.29%   N/A     N/A      13.36%
  Class B             8/30/1999  0.63%   N/A     N/A      14.27%
  Class C             8/30/1999  4.37%   N/A     N/A      14.52%
  Russell 2000 Index            28.58%   N/A     N/A      11.65%

*Historical performance shown for Classes A, B and C prior to their inception is based on (1) Institutional Service shares from 7/27/1998 to their inception,
(2) the performance of the Class A shares of the Fund's predecessor fund, CoreFund Special Equity Fund, from 3/15/1994 through 7/26/1998. The performance has not been adjusted to reflect the differences in the 12b-1 fees applicable to each class. These fees are for Class A 0.25%, Class B 1.00%, Class C 1.00% and Institutional Service shares 0.25%. If these fees had been reflected, returns for Classes B and C would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

    Shareholder Transaction Expenses      Class A    Class B    Class C
  Maximum sales charge imposed
  on purchases (as a % of offering
  price)                                   4.75%      None       None
  Maximum deferred sales charge (as
  a % of either the redemption
  amount or initial investment
  whichever is lower)(*)                 None(*)      5.00%      1.00%

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

               Management         12b-1           Other                Total Fund
                  Fees            Fees           Expenses         Operating Expenses++
  Class A         0.90%           0.25%            0.34%                  1.49%
  Class B         0.90%           1.00%            0.34%                  2.24%
  Class C         0.90%           1.00%            0.34%                  2.24%

+  Restated to reflect current fees for the fiscal year ending 6/30/2000.
++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements and restating to reflect current fees, estimated Total Fund Operating Expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares, 2.06% for Class B shares and 2.06 for Class C shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual Funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                        Assuming Redemption at                      Assuming
                             End of Period                       No Redemption
                     Class A       Class B       Class C       Class B       Class C
  After 1 year       $  619        $  727        $  327        $  227        $  227
  After 3 years      $  924        $1,000        $  700        $  700        $  700
  After 5 years      $1,250        $1,400        $1,200        $1,200        $1,200
  After 10 years     $2,170        $2,297        $2,575        $2,297        $2,575

                                                             SELECT EQUITY FUNDS

                                   EVERGREEN


THE FUNDS' INVESTMENT ADVISORS

The investment advisor manages a Fund's investments and supervises its daily business affairs. There are two investment advisors for the Evergreen Select Equity Funds. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $234.823 billion in consolidated assets as of 9/30/1999. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

First Capital Group (FCG)
is the investment advisor to:
 .Evergreen Select Equity Index Fund

FCG, a division of First Union National Bank ("FUNB"), has been managing money for over 50 years and currently manages $28.8 billion in investment assets for 44 of the Evergreen Funds. FCG is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

Meridian Investment Company (MIC)
is the advisor to:
 .Evergreen Select Special Equity Fund

MIC has been managing money for over 15 years and currently manages over $5 billion in assets, including $571 million in assets for two of the Evergreen Funds. MIC is located at 55 Valley Stream Parkway, Malvern, Pennsylvania 19355.

For the fiscal year ended 6/30/1999, the aggregate advisory fees paid to FCG and MIC by the Funds were as follows:

                    % of the Fund's average
  Fund                 daily net assets
  Select Equity
  Index Fund                 0.15%
  Select Special
  Equity Fund                0.80%

Year 2000 Compliance
The investment advisors and other service providers for the Evergreen Funds have given representations of readiness and are continuing to take steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the Funds' operations or financial markets generally. In addition, issuers of securities, especially foreign issuers, in which the Funds invest may be adversely affected by Year 2000 problems. Such problems could negatively impact the value of the Funds' securities.

European Currency Conversion Risk
Certain countries in Europe converted their different currencies to a single, common currency on January 1, 1999. In connection with this change, investment advisors, mutual funds and their service providers have modified their accounting and recordkeeping systems to handle the new currency. If a Fund invests in foreign securities, your investment in the Fund may be adversely affected if these technical modifications have not been implemented properly. Also, the conversion to a single currency may impair the markets for securities denominated in the currencies eliminated, which may also adversely impact your investment.

THE FUNDS' PORTFOLIO MANAGERS

Select Equity Index Fund
Eric M. Teal has managed the Fund since December 1998. Mr. Teal has been a Vice President and quantitative equity analyst at FUNB since he joined FUNB in September 1993. Mr. Teal currently heads the Quantitative Analysis/Portfolio Management Unit within FUNB.

Select Special Equity Fund
Jay Zelko, Eric M. Teal and Timothy M. Stevenson have been Co-Managers of the Fund since October 1999. Mr. Zelko joined FUNB in April 1994. Mr. Zelko is an equity portfolio manager within MIC who maintains sector analytical and portfolio management responsibilities. Mr. Zelko has been affiliated with MIC as a portfolio manager since June 1999.

Mr. Teal has co-managed the Fund with Mr. Zelko and Mr. Stevenson since October 1999. Mr. Teal also acts as portfolio manager to Evergreen Select Equity Index Fund.

Mr. Stevenson has been an investment professional since August 1981. Mr. Stevenson joined FUNB in November 1994 as a Senior Vice President and portfolio manager. Mr. Stevenson has been affiliated with MIC as a portfolio manager since October 1999.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open as of the time the Exchange closes (normally 4 p.m. Eastern time). The

SELECT EQUITY FUNDS

                                   EVERGREEN

Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Funds' Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
 . Most importantly, read the prospectus to see if the Fund is suitable for you. . Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
 . Request any additional information you want about the Fund, such as the Statement of Additional Information, Annual Report or Semi-annual Report by calling 1-800-343-2898.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. Each Fund offers up to five different share classes: Institutional, Institutional Service, Class A, Class B, Class C shares. See the "Fund Facts" next to the Fund's Risk/Return Summaries to find out which classes of shares are offered for a particular Fund in this prospectus. Each class except Institutional and Institutional Service shares has its own sales charge. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

Class A
If you select Class A shares, you may pay a front-end sales charge of up to 4.75% but you do not pay a deferred sales charge. In addition, Class A shares are subject to 12b-1 fees. The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

                         As a % of     As a %      Dealer
  Your                 NAV excluding  of your    commission
  Investment           sales charge  investment as a % of NAV
  Up to $49,999            4.75%        4.99%       4.25%
  $50,000-$99,999          4.50%        4.71%       4.25%
  $100,000-$249,999        3.75%        3.90%       3.25%
  $250,000-$499,999        2.50%        2.56%       2.00%
  $500,000-$999,999        2.00%        2.04%       1.75%
  $1,000,000 and over        0%          0%      1.00 to .25%

Although no front-end sales charge applies to purchases of $1,000,000 and over, you will pay a 1% deferred sales charge if you redeem any such shares within 13 months of purchase.

 Two ways you can reduce your Class A sales charges:
 1. Rights of Accumulation allow you to combine your investment with all existing investments in all your Evergreen Fund accounts when determining whether you meet the threshold for a reduced Class A sales charge.
 2. Letter of Intent. If you agree to purchase at least $50,000 over a 13-month period, you pay the same sales charge as if you had invested the full amount all at once. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Contact your broker or the Evergreen Service Company at 1-800-343-2898 if you think you may qualify for either of these services.

Each Fund may also sell Class A shares at net asset value without any initial or contingent sales charge to the Directors, Trustees, officers and employees of the Fund and the advisory affiliates of First Union Corporation, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc. ("EDI"), and to a bank or trust company acting as trustee for a single account.

                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

 ................................................................................


Class B
If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to an additional expense, known as the 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. The amount of the deferred sales charge depends on the length of time the shares are held, as shown below:

                          Contingent Deferred
  Time Held                  Sales Charge
  Month of Purchase +
  First 12 Month Period          5.00%
  Month of Purchase +
  Second 12 Month Period         4.00%
  Month of Purchase +
  Third 12 Month Period          3.00%
  Month of Purchase +
  Fourth 12 Month Period         3.00%
  Month of Purchase +
  Fifth 12 Month Period          2.00%
  Month of Purchase +
  Sixth 12 Month Period          1.00%
  Thereafter                       0%
  After 7 years           Converts to Class A
  Dealer Allowance               4.00%

The deferred sales charge percentage is applied to the value of the shares when purchased or when redeemed, whichever is less. No deferred sales charge is paid on shares purchased through dividend or capital gain reinvestments or on any gains in the value of your shares.

Class C
Class C shares are similar to Class B shares, except the deferred sales charge is less and only applies if shares are redeemed within the first year after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fees continues for the life of the account.

  Time Held              Deferred Sales Charge
  Month of Purchase +
  Less than 1 year               1.00%
  Month of Purchase + 1
  year or more                      0%


 Waiver of Class B or Class C Deferred Sales Charges
 You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations:
 . When the shares were purchased through reinvestment of dividends/capital gains
 . Death or disability
 . Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA
 . Automatic IRA withdrawals if your age is at least 59 1/2
 . Automatic withdrawals of up to 1.0% of the account balance per month
 . Loan proceeds and financial hardship distributions from a retirement plan
 . Returns of excess contributions or excess deferral amounts made to a retirement plan participant

SELECT EQUITY FUNDS

                                   EVERGREEN

HOW TO BUY SHARES

Evergreen Funds' low investment minimums make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.
Minimum Investments

                       Initial Additional
  Regular Accounts     $1,000     None
  IRAs                   $250     None
  Systematic
   Investment Plan        $50      $25

 Method       Opening an Account                                                     Adding to an Account

 By Mail or   . Complete and sign the account                             . Make your check payable to Evergreen Funds
                application.
 through an   . Make the check payable to Evergreen                       . Write a note specifying:
                Funds.
 Investment   . Mail the application and your check to                    - The Fund name
                the address below:
 Professional   Evergreen Service Company   Overnight Address:            - Share class
                P.O. Box 2121               Evergreen Service Company
                Boston, MA 02106-2121       200 Berkeley St.              - Your account number
                                            Boston, MA 02116-5039         - The name(s) in which the account is
                                                                          registered.
              . Or deliver them to your investment                        . Mail to the address to the left or deliver to
                representative (provided he or she has                      your investment representative.
                a broker/dealer arrangement with EDI.
 By Phone     . Call 1-800-343-2898 to set up an                         . Call the Evergreen Express Line at 1-800-346-3858
                account number and get wiring                              24 hours a day or 1-800-343-2898 between 8 a.m.
                instructions (call before 12 noon if                       and 6 p.m. Eastern time, on any business day.
                you want wired funds to be credited
                that day).
              . Instruct your bank to wire or transfer
                your purchase (they may
                charge a wiring fee).                                     . If your bank account is set up on file, you can
              . Complete the account application and                        request either:
                mail to:
                Evergreen Service Company   Overnight Address:            - Federal Funds Wire (offers immediate
                P.O. Box 2121               Evergreen Service Company       acces to funds) or
                Boston, MA 02106-2121       200 Berkeley St.              - Electronic transfer through the Automated
                                            Boston, MA 02116-5039           Clearing House which avoids wiring fees.
              . Wires received after 4 p.m. Eastern
                time on market trading days will
                receive the next market day's closing
                price.*
 By Exchange  . You can make an additional investment by exchange from an existing Evergreen Fund's account by contacting your investment representative or calling the Evergreen Express Line at 1-800-346-3858.**
              . You can only exchange shares within the same class.
              . There is no sales charge or redemption fee when exchanging Funds within the Evergreen
                Funds family.*
              . Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price).***
              . Exchanges are limited to three per calendar quarter, but in no event no more than five per calendar year.
              . Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee
                (see below).
 Systematic   . You can transfer money automatically                      . To establish automatic investing for an
 Investment     from your bank account                                      existing account, call 1-800-343-2898 for
 Plan (SIP)     into your Fund on a monthly basis.                          an application.
              . Initial investment minimum is $50 if                      . The minimum is $25 per month or $75
                you invest at least $25 per                                 per quarter.
                month with this service.                                  . You can also establish an investing program
              . To enroll, check off the box on the                         through direct deposit from your paycheck.
                account application and                                     Call 1-800-343-2898 for details.
                provide:
              - Your bank account information
              - The amount and date of your monthly
                investment.

 * The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.
 ** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.
 ***This does not apply to exchanges from Class A of an Evergreen Money
    Market Fund.

                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

  Methods      Requirements
  Call Us      . Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or 1-800-343-
                 2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
               . This service must be authorized ahead of time, and is only available for regular accounts.**
               . All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests after 4 p.m. will be processed the following business day.*
               . We can either:
               -wire the proceeds into your bank account (service charges may apply)
               -electronically transmit the proceeds to your bank account via the Automated
               Clearing House service
               -mail you a check.
               . All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe are genuine.
               . See exceptions list below for requests that must be made in writing.

  Write Us     . You can mail a         Evergreen Service Company    Overnight Address:
                 redemption request to: P.O. Box 2121                Evergreen Service Company
                                        Boston, MA 02106-2121        200 Berkeley St.
                                                                     Boston, MA 02116-5039
               . Your letter of instructions must:
               -list the Fund name and the account number
               -indicate the number of shares or dollar value you wish to redeem
               -be signed by the registered owner(s).
               . See exceptions list below for requests that must be signature guaranteed.
               . To redeem from an IRA or other retirement account, call 1-800-343-2898 for a special application.

  Sell Your    . You may also redeem your shares through participating broker-dealers by
  Shares in      delivering a letter as described above to your broker-dealer.
  Person       . A fee may be charged for this service.

  Systematic   . You can transfer money automatically from your Fund account on a monthly or
  Withdrawal     quarterly basis --  without redemption fees.
  Plan (SWP)   . The withdrawal can be mailed to you, or deposited directly to your bank account.
               . The minimum is $75 per month.
               . The maximum is 1% of your account per month or 3% per quarter.
               . To enroll, call 1-800-343-2898 for an application.

 * The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.
 ** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.
 ***This does not apply to exchanges from Class A of an Evergreen Money
    Market Fund.

Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer.

We also reserve the right to redeem in kind by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000.

Exceptions: Redemption Requests That Require A Signature Guarantee
To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee.
The following circumstances require signature guarantees:

 .You are redeeming more than $50,000.                 Who Can Provide A
 .You want the proceeds transmitted to a bank          Signature Guarantee:
account not listed on the account.                    .Commercial Bank
 .You want the proceeds payable to anyone other than   .Trust Company
the registered owner(s) of the account.               .Savings Association
 .Either your address or the address of your bank      .Credit Union
account has been changed within 30 days.              .Member of a U.S. stock
 .The account is registered in the name of a           exchange
fiduciary corporation or any other organization.
In these cases, additional documentation is required:
 corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

SELECT EQUITY FUNDS

                                   EVERGREEN


OTHER SERVICES

Evergreen Express Line
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Dividends
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction
If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class--automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinvestment Privileges
Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price. This is the Fund's net asset value, also sometimes referred to as the Fund's "NAV."

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
 . On Fund distributions (dividends and capital gains)
 . On any profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds will distribute two types of taxable income to you:

 . Dividends. To the extent the that regular dividends are derived from interest that is not tax exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.
 . Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. Evergreen Select Equity Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers).

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

Retirement Plans
You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans, (SEPs), IRAs, 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your broker-dealer. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class A, Class B and Class C shares. Up to 0.75% of the average daily net assets of Class A and up to 1.00% of the average daily net assets of Class B and Class C shares are payable as 12b-1 fees. However, currently the 12b-1 fees for Class A shares are limited to 0.25% of the average daily net assets of the class. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. The Funds might use these fees for advertising and marketing and as a "service fee" to the broker-dealer for additional shareholder services.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; 2) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.0%; and 3) a Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

SELECT EQUITY FUNDS

                                   EVERGREEN

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
This section looks in detail at the results for one share in each share class of the Funds -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds'
financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.
--------------------------------------------------------------------------------

SELECT EQUITY INDEX FUND                 CLASS A      CLASS B       CLASS C

                            Period Ended      Period Ended      Period Ended
                          June 30, 1999 (a) June 30, 1999 (b) June 30, 1999 (c)
-------------------------------------------------------------------------------
 Net asset value,
  beginning of period          $ 45.23          $  45.26           $50.95
                               -------          --------           ------
 Income from investment
  operations
 Net investment income            0.29              0.08             0.02
 Net realized and
  unrealized gains on
  securities and futures
  contracts                       9.87              9.83             1.11
                               -------          --------           ------
 Total from investment
  operations                     10.16              9.91             1.13
                               -------          --------           ------
 Distributions to
  shareholders from
 Net investment income           (0.27)            (0.08)           (0.02)
 Net realized gains              (3.09)            (3.09)               0
                               -------          --------           ------
 Total distributions             (3.36)            (3.17)           (0.02)
                               -------          --------           ------
 Net asset value, end of
  period                       $ 52.03          $  52.00           $52.06
                               -------          --------           ------
 Total return*                   24.08%            23.44%            2.22%
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $38,203          $107,334           $3,489
 Ratios to average net
  assets
 Expenses**                       0.55%+            1.31%+           1.31%+
 Net investment income            0.96%+            0.21%+           0.27%+
 Portfolio turnover rate            21%               21%              21%

(a) For the period from November 4, 1998 (commencement of class operations) to June 30, 1999.
(b) For the period from November 3, 1998 (commencement of class operations) to June 30, 1999.
(c) For the period from April 30, 1999 (commencement of class operations) to June 30, 1999.
+   Annualized.
*   Excluding applicable sales charges.
** The ratio of expenses to average net assets includes fee waivers and excludes fee credits.

--------------------------------------------------------------------------------
                                                             SELECT EQUITY FUNDS

                                   EVERGREEN

OTHER FUND PRACTICES

Each Fund may invest up to 10% of its assets in foreign securities, including securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.

A Fund's investment in non-U.S. securities could expose it to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

The Funds may invest in a variety of derivative instruments including options and futures. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives.


Options and futures can be used to increase return and to hedge a Fund's portfolio against changes in the market value of securities owned or intended to be purchased. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility. Evergreen Select Equity Index Fund may also use options and futures as a substitute for the sale or purchase of securities in the S&P 500 Index.


 Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

SELECT EQUITY FUNDS

                                   EVERGREEN

                                     Notes
                                                             SELECT EQUITY FUNDS

                                   EVERGREEN


                                Evergreen Funds
Money Market
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund

Tax Advantaged
Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
Balanced Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund

Domestic Growth
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Tax Strategic Equity Fund
Masters Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Select Equity
Select Equity Index Fund
Select Special Equity Fund

Express Line
800.346.3858

Investor Services
800.343.2898
SELECT EQUITY FUNDS

                             QUICK REFERENCE GUIDE
1  Evergreen Express Line
    Call 1-800-346-3858
    24 hours a day to
    . check your account
    . order a statement
    . get a Fund's current price, yield and total return
    . buy, redeem or exchange Fund shares

2  Non-retirement account holders
    Call 1-800-343-2898
    Monday through Friday, 8 a.m. to 6 p.m. Eastern time to . buy, redeem or exchange shares
    . order applications
    . get assistance with your account

3  Information Line for Hearing and Speech Impaired (TTY/TDD)
    Call 1-800-343-2888
    Monday through Friday, 8 a.m. to 6 p.m. Eastern time

4  Write us a letter
    Evergreen Service Company
    P.O. Box 2121
    Boston, MA 02106-2121
    . to buy, redeem or exchange shares
    . to change the registration on your account
    . for general correspondence

5  For express, registered, certified mail:
    Evergreen Service Company
    200 Berkeley Street
    Boston, MA 02116-5039

6  Visit us on-line:
    www.evergreen-funds.com

7  Regular communications you will receive:
    Account Statements -- You will receive quarterly statements for each Fund you own.

    Confirmation Notices -- We send a confirmation of any transaction you make within five days of the transaction.

    Annual and Semi-annual reports -- You will receive a detailed financial report on your Funds twice a year.

    Tax Forms -- Each January you will receive any tax forms you need to file in your taxes as well as the Evergreen Tax Information Guide.

    For More Information About the Evergreen
    Select Equity Funds, Ask for:

    The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

    The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange
    Commission (SEC) and its contents are legally considered to be part of this prospectus.

    For questions, other information, or to request a copy, without charge, of any of the documents, call
    1-800-343-2898 or ask your investment
    representative. We will mail material within three business days.

    Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington
    DC 20549-6009. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the SEC at 1-800-SEC-0330.

                          Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016

                                                  SEC File
                                                 No.: 811-08363

16630                                            550927 RVO

                                                   ----------------
                                                      BULK RATE
[LOGO OF EVERGREEN FUNDS]                            U.S. POSTAGE
                                                         PAID
                                                     PERMIT NO. 19
201 South College St.                                 HUDSON, MA
Charlotte, NC 28288                                ----------------

                          EVERGREEN SELECT EQUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                         EVERGREEN SELECT EQUITY TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                       STATEMENT OF ADDITIONAL INFORMATION


                                November 1, 1999


                Evergreen Select Balanced Fund ("Balanced Fund")
             Evergreen Select Core Equity Fund ("Core Equity Fund")
       Evergreen Select Diversified Value Fund ("Diversified Value Fund")
            Evergreen Select Equity Index Fund ("Equity Index Fund")
            Evergreen Select Large Cap Blend Fund ("Large Cap Fund")
          Evergreen Select Secular Growth Fund ("Secular Growth Fund")
            Evergreen Select Small Cap Growth Fund ("Small Cap Fund")
        Evergreen Select Small Company Value Fund ("Small Company Fund")
       Evergreen Select Social Principles Fund ("Social Principles Fund")
          Evergreen Select Special Equity Fund ("Special Equity Fund")
        Evergreen Select Strategic Growth Fund ("Strategic Growth Fund")
             Evergreen Strategic Value Fund ("Strategic Value Fund")


                     (Each a "Fund"; together, the "Funds")


                    Each Fund is a series of Evergreen Equity
                              Trust (the "Trust").


         This statement of additional information ("SAI") pertains to all classes of shares of the Funds. It is not a prospectus but should be read in conjunction with the prospectus dated November 1, 1999 for the Fund in which you are interested. The Funds are offered through two separate prospectuses: one offering both Institutional and Institutional Service shares of each Fund, and one offering Class A, Class B and Class C shares of the Equity Index Fund and the Special Equity Fund. The information in Part 1 of this SAI is specific information about the Funds in the prospectus. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or Class of shares in which you are interested. You may obtain a copy of either these prospectuses without charge by calling (800) 343-2898.

         Certain information may be incorporated by reference to the Funds' Annual Report dated June 30, 1999. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898.

                                TABLE OF CONTENTS


PART 1

TRUST HISTORY................................................................1-1
INVESTMENT POLICIES..........................................................1-1
OTHER SECURITIES AND PRACTICES...............................................1-3
PRINCIPAL HOLDERS OF FUND SHARES.............................................1-3
EXPENSES....................................................................1-10
PERFORMANCE.................................................................1-15
SERVICE PROVIDERS...........................................................1-17
FINANCIAL STATEMENTS.........................................................1-8

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES................2-1
PURCHASE AND REDEMPTION OF SHARES ..........................................2-14
PRICING OF SHARES...........................................................2-19
SALES CHARGE WAIVERS AND REDUCTIONS.........................................2-16
PERFORMANCE CALCULATIONS....................................................2-20
PRINCIPAL UNDERWRITER.......................................................2-21
DISTRIBUTION EXPENSES UNDER RULE 12b-1                                      2-22
TAX INFORMATION.............................................................2-25
BROKERAGE...................................................................2-28
ORGANIZATION................................................................2-29
INVESTMENT ADVISORY AGREEMENT...............................................2-30
MANAGEMENT OF THE TRUST.....................................................2-32
CORPORATE AND MUNICIPAL BOND RATINGS........................................2-35
ADDITIONAL INFORMATION......................................................2-46

                                     PART 1

                                  TRUST HISTORY

         The Evergreen Select Equity Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. Each Fund is a diversified series of Evergreen Select Equity Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. The foregoing is qualified in its entirety by reference to the Declaration of Trust.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.       Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities.

         2.       Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.       Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.       Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.       Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.       Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.       Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.       Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

         Listed below are securities and investment practices the Funds may use in addition to those discussed in the prospectus. See Additional Information on Securities and Investment Practices in Part 2 of this SAI for further information on these particular investment practices. The information below applies to all Funds unless otherwise noted.

When-Issued, Delayed Delivery and Forward Commitment      Master Demand Notes
Transactions                                              Obligations of Foreign Branches of U.S. Banks
Repurchase Agreements                                     Obligations of U.S. Branches of Foreign Banks
Reverse Repurchase Agreements                             Obligations of U.S. Branches of Foreign Banks
Options
Futures Transactions
Future Contracts
Foreign Currency (Special Equity Fund Only)
Corporate Bond Ratings (Balanced Fund Only)
Convertible Securities
Illiquid and Restricted Securities
Investment in Other Investment Companies

                        PRINCIPAL HOLDERS OF FUND SHARES


         As of September 30, 1999 the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of September 30, 1999.


--------------------------------------------------------------------------------
Balanced Fund
Institutional Class

First Union National Bank BK/EB/INT                            53.26%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911
-------------------------------------------------------------- -----------------
-------------------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                            46.73
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911

Balanced Fund
Institutional Service Class

First Clearing Corporation                                     81.07
Walter Haemmerle IRA
2 Ocean Point
Port Royal Plantation
Hilton Head Isle, SC  29928

First Union National Bank                                      12.59
Trust Accounts
Attn: Ginny Batten, CMG 1151-2
401 S. Tryon Street, 3rd Floor
Charlotte, NC  28202-1911

First Union National Bank                                      6.33
Trust Accounts
Attn: Ginny Batten
301 S. Tryon Street, 11th Floor, CMG 1151
Charlotte, NC  28202-1915

Core Equity Fund
Institutional Class
-------------------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                            99.38%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1151
--------------------------------------------------------------------------------
Core Equity Fund
Institutional Service Class
-------------------------------------------------------------- -----------------
None
--------------------------------------------------------------------------------
Diversified Value Fund
Institutional Class
-------------------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                            87.18%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
-------------------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                            12.81%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911
--------------------------------------------------------------------------------
Diversified Value Fund
Institutional Service Class
-------------------------------------------------------------- -----------------
Bankers Trust Company                                          95.72%
FBO Triangle Industries
Master Trust
100 Plaza One
Jersey City, NJ  07311-3999
-------------------------------------------------------------- -----------------
--------------------------------------------------------------------------------
Equity Index Fund
Institutional Class
--------------------------------------------------------------- ----------------
First Union National Bank BK/EB/INT                             81.71%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911
--------------------------------------------------------------- ----------------
--------------------------------------------------------------- ----------------
First Union National Bank BK/EB/INT                             11.42%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911
--------------------------------------------------------------- ----------------
--------------------------------------------------------------- ----------------
First Union National Bank BK/EB/INT                             11.42%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911
--------------------------------------------------------------- ----------------
--------------------------------------------------------------------------------
Equity Index Fund
Institutional Service Class
-------------------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                            57.10%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911
--------------------------------------------------------------------------------
Equity Index Fund
Class A Shares
-------------------------------------------------------------- -----------------
Independent Trust Corporation                                  9.81%
Custodian Funds 865
15255 S. 94th Ave., Suite 300
Orlando Park, IL  60462-3896
-------------------------------------------------------------- -----------------
Donaldson Lufkin Jenrette                                      5.55%
Securities Corporation, Inc.
P.O. Box 2052
Jersey City, NJ  07303-9998
--------------------------------------------------------------------------------
Equity Index Fund
Class B Shares
-------------------------------------------------------------- -----------------
None

--------------------------------------------------------------------------------
Equity Index Fund
Class C Shares
--------------------------------------------------------------------------------
-------------------------------------------------------------- -----------------
MLPF&S For Sole Benefit                                        7.78%
Of Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL  32246-6484
--------------------------------------------------------------------------------
Large Cap Blend Fund
Institutional Class
--------------------------------------------------------------------------------
-------------------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                            94.80%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911
-------------------------------------------------------------- -----------------
-------------------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                            5.19%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911
-------------------------------------------------------------- -----------------





--------------------------------------------------------------------------------
Large Cap Blend Fund
Institutional Service Class
-------------------------------------------------------------- -----------------
Thomas F. Hackett                                              33.77%
C/O Warren S. Beebe Jr., CPA
P.O. Box 849
Oakhurst, NJ  07755-0849
-------------------------------------------------------------- -----------------
First Clearing Corporation                                     21.97%
Essex County Comm. American Legion
29 Newell Drive
Bloomfield, NJ  07003
-------------------------------------------------------------- -----------------
First Clearing Corporation                                     20.55%
First Union Brokerage
Sipes Orchard Home
201 S. College Street, 5th Floor
Charlotte, NC  28288-1167
-------------------------------------------------------------- -----------------
First National Bank of Shelby                                  8.35%
T/U/A Robert Gibson Jr.
P.O. Box 168
Shelby, NC  28151-0168
-------------------------------------------------------------- -----------------
Raymond James & Associates Inc.                                7.94%
Richard L. Granger IRA
1817 Jason Drive
Florence, SC 29505-3220
-------------------------------------------------------------- -----------------
First Clearing Corporation                                     7.40%
Roberto J. Xacur Enjure
201 S. College Street
Charlotte, NC  28288
-------------------------------------------------------------- -----------------

--------------------------------------------------------------------------------
Secular Growth Fund
Institutional Class
-------------------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                            94.90%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911
-------------------------------------------------------------- -----------------
-------------------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                            5.10%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911
-------------------------------------------------------------- -----------------
--------------------------------------------------------------------------------
Secular Growth Fund
Institutional Service Class
--------------------------------------------------------------------------------
-------------------------------------------------------------- -----------------
Evergreen Distributor, Inc.                                    ???.00
Attn: Fund Administration
3435 Stelzer Road
Columbus, OH  43219-6004
-------------------------------------------------------------- -----------------
--------------------------------------------------------------------------------
Small Cap Growth Fund
Institutional Class
-------------------------------------------------------------- -----------------
First Union National Bank                                      69.26%
Re-Invest Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor
Charlotte, NC  28202-1911
-------------------------------------------------------------- -----------------
-------------------------------------------------------------- -----------------
Worcester County                                               18.91%
Retirement System
Attn: Michael J. Donahue
Chairman & Treasurer
2 Main Street, Room 3 Courthouse
Worcester, MA  0168-1116
-------------------------------------------------------------- -----------------
-------------------------------------------------------------- -----------------
First Union National Bank                                      7.57%
Cash Account
Attn: Trust Operation Fund Group
401 S. Tryon Street, 3rd Floor
Charlotte, NC  28202-1911
-------------------------------------------------------------- -----------------
--------------------------------------------------------------------------------
Small Company Value Fund
Institutional Class
-------------------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                            77.06%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911
-------------------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                            17.22%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911
-------------------------------------------------------------- -----------------
MITRA & CO                                                     5.70%
P.O. Box 2977
Milwaukee, WI  53201-2977
-------------------------------------------------------------- -----------------
--------------------------------------------------------------------------------
Small Company Value Fund
Institutional Service Class
--------------------------------------------------------------------------------
-------------------------------------------------------------- -----------------
Morgan Trust Company                                           95.32%
Attn: John Kelly
50 North Front Street, 4th Floor
Memphis, TN  38103-2126
-------------------------------------------------------------- -----------------





--------------------------------------------------------------------------------
Social Principles Fund
Institutional Class
--------------------------------------------------------------------------------
-------------------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                            94.08%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC 28202-1911
-------------------------------------------------------------- -----------------
-------------------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                            5.10%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC 28202-1911
-------------------------------------------------------------- -----------------





--------------------------------------------------------------------------------
Social Principles Fund
Institutional Service Class
--------------------------------------------------------------------------------
-------------------------------------------------------------- -----------------
First Clearing Corporation                                     72.68%
John J. Scinto Trust
80 Grandview Avenue
Port Chester, NY  10573
-------------------------------------------------------------- -----------------
First Clearing Corporation                                     21.67%
201 S. College Street
Charlotte, NC  28288-1167
-------------------------------------------------------------- -----------------
First Clearing Corporation                                     5.63%
Maggie Dews
201 S. College Street
Charlotte, NC  28288-1167
--------------------------------------------------------------------------------
Special Equity Fund
Class A
--------------------------------------------------------------------------------
-------------------------------------------------------------- -----------------
MLPF&S For The Sole Benefit of Its Customers                   18.20%
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL  32246-6484
-------------------------------------------------------------- -----------------
--------------------------------------------------------------------------------
Special Equity Fund
Class B
--------------------------------------------------------------------------------
-------------------------------------------------------------- -----------------
MLPF&S For the Sole Benefit                                    17.88%
Of Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL  32246-6484
-------------------------------------------------------------- -----------------
--------------------------------------------------------------------------------
Special Equity Fund
Class C
--------------------------------------------------------------------------------
-------------------------------------------------------------- -----------------
MLPF&S For the Sole Benefit                                    13.18%
Of Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL  32246-6484
-------------------------------------------------------------- -----------------
-------------------------------------------------------------- -----------------
Rhona B. Miller                                                8.62%
5742 Bancroft Drive
New Orleans, LA 70122-1314
-------------------------------------------------------------- -----------------
-------------------------------------------------------------- -----------------
First Clearing Corporation                                     5.75%
Charles E. Brooks
2780 N. Riverside Drive, #104
Tampa, FL 33602-1035
-------------------------------------------------------------- -----------------
--------------------------------------------------------------------------------
Special Equity Fund
Institutional Class
--------------------------------------------------------------------------------
-------------------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                            56.68%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911
-------------------------------------------------------------- -----------------
-------------------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                            34.81%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911
-------------------------------------------------------------- -----------------
--------------------------------------------------------------------------------
Special Equity Fund
Institutional Service Class
--------------------------------------------------------------------------------
Charles Schwab & Co. Inc.                                      13.52%
Special Custody Account
Exclusive Benefit of Customers
Reinvest Account
Attn: Mutual Fund
101 Montgomery Street
San Francisco, CA  94104-4122
First Union National Bank BK/EB/INT                            11.46%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911
--------------------------------------------------------------------------------
Strategic Growth Fund
Institutional Class
--------------------------------------------------------------- ----------------
First Union National Bank BK/EB/INT                             71.07%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911
--------------------------------------------------------------- ----------------
--------------------------------------------------------------- ----------------
First Union National Bank BK/EB/INT                             27.91%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC 28202-1911
--------------------------------------------------------------- ----------------
--------------------------------------------------------------------------------
Strategic Growth Fund
Institutional Service Class
-------------------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                            8.02%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911
-------------------------------------------------------------- -----------------
Wilmington Trust


-------------------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                            6.79%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911
--------------------------------------------------------------------------------
Strategic Value Fund
Institutional Class
--------------------------------------------------------------------------------
-------------------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                            62.12%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911
--------------------------------------------------------------
-------------------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                            37.39%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Floor, CMG 1151
Charlotte, NC  28202-1911
--------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Value Fund
Institutional Service Class
--------------------------------------------------------------------------------
-------------------------------------------------------------- -----------------
Citibank NA                                                    8.19%
FBO Michael Besson
C/O Valley Financial Systems, Inc.
760 Constitution Drive, Suite 100
Exton, PA  19341-1149
-------------------------------------------------------------- -----------------
-------------------------------------------------------------- -----------------
Jefnat & Company                                               7.37%
Oramella Tomassich Trust
1 Court Square, 3rd Floor
Montgomery, AL 36104-3598
-------------------------------------------------------------- -----------------
-------------------------------------------------------------- -----------------
Carole Link Rodman                                             6.25%
101 Ramblewood Road
Forest, VA 24551-1339
-------------------------------------------------------------- -----------------
-------------------------------------------------------------- -----------------
Harley & Company                                               5.75%
FBO Eleanor Frechtling
483 Maine Street
Harleysville, PA 19438-2311
-------------------------------------------------------------- -----------------
-------------------------------------------------------------- -----------------
Donaldson Lufkin Jenrette                                      5.36%
Securities Corporation, Inc.
P.O. Box 2052
Jersey City, NJ  0703-2052
-------------------------------------------------------------- -----------------
-------------------------------------------------------------- -----------------
SG Cowen Securities                                            5.34%
Financial Square
New York, NY 10005-3597
-------------------------------------------------------------- -----------------



                                    EXPENSES


Advisory Fees

         Each Fund has its own investment advisor, (For more information, see Investment Advisory Agreements in Part 2 of this SAI.)

         First Capital Group ("FCG"), a division of First Union National Bank ("FUNB"), is the Advisor to each of the Funds except Small Cap Fund, Small
Company Fund and Special Equity Fund. FUNB is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

         Evergreen Asset Management Corp. ("EAMC") is the Advisor to Small Company Fund. EAMC is located at 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Co., another First Union subsidiary, Corporation is the Fund's sub-advisor. Lieber & Company is reimbursed by EAMC for the direct and indirect costs of providing subadvisory services to the Fund.

         Evergreen Investment Management Company ("EIMC"), formerly known as Keystone Investment Management Company, is the Advisor to Small Cap Fund. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         Meridian Investment Company ("Meridian") is the Advisor to Special Equity Fund. Meridian is located at 55 Valley Stream Parkway, Malvern, Pennsylvania 19355.


Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the fiscal period ended June 30, 1999 and for fiscal periods ended in 1998.


Fiscal Period/Fund                        Advisory Fee                Waiver

Year Ended June 30, 1999

Balanced Fund                              $4,136,760                $689,460

Core Equity Fund                          $12,923,968               $1,848,228

Diversified Value Fund                     $3,983,024                $663,837

Equity Index Fund                          $1,802,977               $1,159,599

Large Cap Fund                             $3,318,923                $474,132

Secular Growth Fund*                        $36,383                  $36,383

Small Cap Fund                              $500,432                  $0.00

Small Company Fund                          $789,167                 $84,029

Social Principles Fund                     $1,203,962                $150,495

Special Equity Fund                        $1,181,647                $551,194

Strategic Growth Fund                      $3,224,101                $478,980

Strategic Value Fund                       $2,384,266                $340,610

Year Ended June 30, 1998

Balanced Fund                              $1,954,563                $325,761

Core Equity Fund                           $8,171,550               $1,350,561

Diversified Value Fund                     $2,181,562                $363,594

Equity Index Fund                          $1,139,000                $686,000

Large Cap Fund                             $2,031,616                $346,847

Small Cap Fund                              $166,954                  $0.00

Small Company Fund**                        $208,402                 $58,160

Social Principles Fund                      $782,703                 $129,970

Special Equity Fund                        $1,208,000                $518,000

Strategic Growth Fund                      $1,235,649                $210,851

Strategic Value Fund                        $930,128                 $132,876


*For the four months ended June 30, 1999.  The Fund commenced operations on
 2/26/1999.
**Period from December 23, 1997 (commencement of operations) to June 30, 1998.

12b-1 Fees

         Below are the 12b-1 service fees paid by the Institutional Service shares of each Fund for the fiscal period ended June 30, 1999. The Institutional shares do not pay 12b-1 fees. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.


                                       Institutional Service Shares

Fund/Period                                 Service Fees

Year Ended June 30, 1999

Balanced Fund                          $     5,257

Core Equity Fund                       $    60,519

Diversified Value Fund                 $     2,914

Equity Index Fund                      $    68,867

Large Cap Fund                         $       881

Secular Growth Fund                    $         1

Small Cap Fund                         $         0

Small Company Fund                     $       126

Social Principles Fund                 $       279

Special Equity Fund                    $     7,423

Strategic Growth Fund                  $    25,109

Strategic Value Fund                   $     3,890



Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust individually and by the Trust and the eight other trusts in the Evergreen Fund complex for the fiscal period ended June 30, 1999. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see Management of the Trust in Part 2 of this SAI.

                                                                 Total Compensation from
                                                               Trust and Fund Complex Paid
                                 Aggregate Compensation from          to Trustees**
           Trustee                          Trust

 Laurence B. Ashkin                  $7,627                        $75,000

 Charles A. Austin, III              $7,657                        $75,000

 K. Dun Gifford                      $7,509                        $74,250

 James S. Howell*                    $9,845                        $98,000

 Leroy Keith Jr.                     $7,509                        $74,250

 Gerald M. McDonnell                 $7,627                        $75,000

 Thomas L. McVerry                   $8,799                        $86,500

 William Walt Pettit                 $7,509                        $74,250

 David M. Richardson                 $7,509                        $74,250

 Russell A. Salton, III              $7,768                        $78,000

 Michael S. Scofield*                $8,888                        $90,502

 Richard J. Shima                    $7,509                        $74,250


* As of January 1, 2000 James S. Howell will become Chairman of the Board and Michael
  S. Scofield will become Trustee of Emeritis
** Certain Trustees have elected to defer all or part of their total compensation for the fiscal period ended September 30, 1998.  The amounts listed below will be payable in later years to the respective Trustees:


                  Austin            $11,325
                  McVerry           $86,500
                  Howell            $78,400
                  Salton            $78,000
                  Petit             $74,250
                  McDonnell         $75,000
                  Scofield          $30,900


Brokerage Commission Paid

         The table below shows for each Fund the total amounts paid in brokerage commissions during the fiscal period specified.

                                                      Total Brokerage Commission


Fiscal Period Ended June 30, 1999

Balanced Fund                                                 $ 419,607

Core Equity Fund                                             $ 3,384,398

Diversified Value Fund                                       $ 1,245,022

Large Cap Fund                                                $ 522,864

Secular Growth Fund                                            $ 11,833

Small Cap Fund                                                $ 174,134

Small Company Fund                                            $ 209,962

Social Principles Fund                                        $ 165,377

Strategic Growth Fund                                         $ 955,109

Strategic Value Fund                                          $ 519,440

Fiscal Period Ended June 30, 1998

Balanced Fund                                                 $ 281,280

Core Equity Fund                                             $ 1,063,426

Diversified Value Fund                                       $ 1,011,341

Large Cap Fund                                                $ 415,687

Small Cap Fund                                                 $ 61,462

Small Company Fund                                            $ 123,196

Social Principles Fund                                         $ 88,390

Strategic Growth Fund                                         $ 464,814

Strategic Value Fund                                          $ 145,302



         The table below shows the brokerage commissions paid by the predecessor funds of Evergreen Select Special Equity Fund and Evergreen Select Equity Index Fund for the fiscal years ended June 30, 1999, 1998 and 1997.


                                                     Total Brokerage Commission


 Fiscal Period Ended June 30, 1999

 Special Equity Fund                                           $ 200,235

 Equity Index Fund                                             $ 155,575

 Fiscal Period Ended June 30, 1998

 Special Equity Fund                                            $116,052

 Equity Index Fund                                              $102,434

 Fiscal Period Ended June 30, 1997

 Special Equity Fund                                            $138,761

 Equity Index Fund                                              $89,787




                                   PERFORMANCE
Total Return

         Below are the annual total returns for each class of shares of the Funds as of June 30, 1999. The returns for Select Secular Growth Fund are cumulative. For more information, see "Total Return" under Performance Calculations in Part 2 of this SAI.



                                                                 Ten Years or Since   Class
Fund/Class                  One Year          Five Years         Inception            Inception Date
1-Balanced Fund

Institutional               5.70%             14.57%             12.35%                    01/22/98

Institutional Service       5.43%             14.55%             12.33%                    04/09/98

2-Core Equity Fund

Institutional               9.82%             22.24%             14.88%                    11/24/97

Institutional Service       9.53%             21.97%             14.61%                    02/04/98

3-Diversified Value Fund

Institutional               9.08%             19.51%             16.55%                    01/22/98

Institutional Service       8.77%             19.14%             16.33%                    03/31/98

4-Equity Index Fund

Institutional               22.03%            27.08%             17.81%                    02/14/85

Institutional Service       21.70%            26.99%             17.77%                    10/09/96

Class A                     16.00%            25.81%             17.22%                    11/04/98

Class B                     16.35%            26.76%             17.74%                    11/03/98

Class C                     20.82%            27.04%             17.79%                    04/30/99

5-Large Cap Fund

Institutional               7.12%             23.60%             19.78%                    11/24/97

Institutional Service       6.83%             23.30%             19.49%                    03/12/98

7-Secular Growth Fund

Institutional               27.50%            N/A                31.85%                     2/26/99

Institutional Service       27.18%            N/A                31.52%                     2/26/99

8-Small Cap Fund

Institutional               4.22%             N/A                10.96%                    12/28/95

Institutional Service       N/A               N/A                N/A                          N/A

9-Small Company Fund

Institutional               -10.73%           N/A                -6.41%                    12/23/97

Institutional Service       -11.68%           N/A                -7.06%                    12/31/98

10-Social Principles Fund

Institutional               0.90%             19.15%             13.81%                    11/24/97

Institutional Service       0.64%             18.87%             13.54%                    03/12/98

11-Special Equity Fund

Institutional               42.02%            26.12%             21.02%                    03/15/94

Institutional Service       41.55%            25.86%             20.78%                    03/15/94

9-Strategic Growth Fund

Institutional               19.22%            N/A                28.77%                    11/24/97

Institutional Service       18.88%            N/A                28.42%                    02/27/98

10-Strategic Value Fund

Institutional               8.85%             22.14%             14.87%                    11/24/97

Institutional Service       8.60%             21.86%             14.59%                    03/11/98

1-Historical performance shown for Institutional shares prior to its inception is based on the performance of the Class Y Shares of Evergreen Balanced Fund II. On 1/22/1998, substantially al of the assets of the Class Y shares of Evergreen Balanced Fund II were transferred through a redemption in-kind transaction to the Fund's Institutional shares. Historical performance shown for Institutional Service shares reflects that of Class Y Shares of Evergreen Balanced Fund II, through 1/22/1998, the inception of Institutional Shares. Performance from 1/23/1998 through the inception of Institutional Service Shares reflects that of Institutional Shares. Performance prior to inception of Institutional Service Shares does not include this class' 0.25% 12b-1 fees. Institutional Shares do not pay a 12b-1 fee. If fees were reflected, returns would have been lower.

2-Historical performance shown for Institutional Service shares from 11/24/1997 to its inception is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Institutional and Institutional Service shares are based on the Fund's predecessor common trust fund's (CTFs) performance, adjusted for estimated mutual fund expenses. The CTFs were not registered under the 1940 Act and were not subject to certain investment restrictions. If the CTFs had been registered, their performance might have been adversely affected. Performance for the CTFs has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the CTF was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Institutional shares - 5 year =22.32%, 10 year = 14.98% and since 12/31/1981 = 15.78%;
Institutional Service shares - 5 year = 22.05%, 10 year = 14.70% and since 12/31/1981 = 15.50%.

3-Historical performance shown for Institutional shares prior to its inception is based on the performance of the Class Y Shares of Evergreen Value Fund. On 1/22/1998, substantially all of the assets of the Class Y shares of Evergreen Value Fund were transferred through a redemption in-kind transaction to the Fund's Institutional shares. Historical performance shown reflects that of Class Y Shares of Evergreen Value Fund, through 1/22/1998, the inception of
Institutional Shares. Performance from 1/23/1998 through the inception of Institutional Service Shares reflects that of Institutional Shares. Performance prior to inception of Institutional Service Shares does not include this class' 0.25% 12b-1 fees. Institutional Shares do not pay a 12b-1 fee. If fees were reflected, returns would have been lower.

4-Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of (1) the Fund's Institutional Shares from 7/27/1998 to the inception of Classes A, B, and C (2) the Class Y Shares of the Fund's predecessor, CoreFund Equity Index Fund from 6/1/1991 through 7/27/1998 and (3) the Class Y Shares of the Fund's predecessor, Viking Index Fund from 2/14/1985 through 5/31/1991. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00%, and for Class C are 1.00%. Neither Class Y nor Class I pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Historical performance shown for Institutional Service Shares prior to its inception is based on the performance of (1) the Class A Shares of the Fund's predecessor CoreFund Equity Index Fund from 10/9/1996 to 7/27/1997 (2) the Class Y Shares of the Fund's predecessor CoreFund Equity Index Fund from 6/1/1991 to 10/8/1996 and (3) the Class Y Shares of the CoreFund Equity Index Fund's predecessor Viking Index Fund from 2/14/1985 through 5/31/1991. Performance of Class Y for CoreFund Equity Index and Class Y for Viking Index Fund has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class Institutional Service shares. Class Y pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Historical performance shown for Institutional Shares prior to its inception is based on the performance of the Class Y Shares of the Fund's predecessors, CoreFund Equity Index Fund from 6/1/1991 through 7/27/1998 and Viking Index Fund from 2/14/1985 through 5/31/1991.

5-Historical performance shown for Institutional Service Shares from 11/24/1997 to its inception is based on the performance of Institutional Shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service Shares. Institutional Shares pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Institutional Shares and Institutional Service Shares are based on the Fund's predecessor common trust fund's (CTFs) performance, adjusted for estimated mutual fund expenses. The CTFs were not registered under the 1940 Act and were not subject to certain investment restrictions. If the CTFs had been registered, their performance might have been adversely affected. Performance for the CTFs have been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Institutional Shares - 5 year = 23.68% and since 12/31/1993 = 19.87%; Institutional Service Shares - 5 year = 23.38% and since 12/31/1993 = 19.58%.

6-Historical performance shown for Institutional Service Shares prior to its inception is based on the performance of Institutional Shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service Shares. Institutional Shares pays no 12b-1 fee. If these fees had been reflected, returns would have been lower.

7-Historical performance shown for Institutional Service Shares from 11/24/1997 to its inception is based on the performance of Institutional Shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service Shares. Institutional Shares pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Institutional Shares and Institutional Service Shares are based on the Fund's predecessor common trust fund's (CTFs) performance, adjusted for estimated mutual fund expenses. The CTFs were not registered under the 1940 Act and were not subject to certain investment restrictions. If the CTFs had been registered, their performance might have been adversely affected. Performance for the CTFs have been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio, the total returns would be as follows: Institutional Shares - 5 year =19.24%, 10 year = 13.90% and since 05/31/1988 = 13.99%;
Institutional Service Shares - 5 year = 18.95%, 10 year =13.64 % and since 5/31/1988 = 13.72%.

8-Historical performance shown for Classes A, B and C prior to their inception is based on 1) Institutional Service Shares from 7/27/1998 to their inception,
2) the performance of the Class A Shares of the Fund's predecessor fund, CoreFund Special Equity Fund from 2/2/1995 through 7/26/1998 and 3) the original class of shares of the Fund's predecessor fund from 3/15/1994 to 2/20/1995. The performance has not been adjusted to reflect the differences in the 12b-1 fees applicable to each class. These fees are for Class A 0.25%, Class B 1.00%, Class C 1.00% and Institutional Service Shares 0.25%. If these fees had been reflected returns for Classes B and C would have been lower.

9-Historical performance shown for Institutional Service Shares from 11/24/1997 to its inception is based on the performance of Institutional Shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service Shares. Institutional Shares pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Institutional Shares and Institutional Service Shares are based on the Fund's predecessor common trust fund's (CTFs) performance, adjusted for estimated mutual fund expenses. The CTFs were not registered under the 1940 Act and were not subject to certain investment restrictions. If the CTFs had been registered, their performance might have been adversely affected. Performance for the CTF has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Institutional Shares - since 12/31/1994 = 28.85%; Institutional Service Shares - since 12/31/1994 = 28.51%.

10-Historical performance shown for Institutional Service Shares from 11/24/1997 to its inception is based on the performance of Institutional Shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service Shares. Institutional Shares I pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Institutional Shares and Institutional Service Shares are based on the Fund's predecessor common trust fund's (CTFs) performance, adjusted for estimated mutual fund expenses. The CTFs were not registered under the 1940 Act and were not subject to certain investment restrictions. If the CTFs had been registered, their performance might have been adversely affected. Performance for the CTFs have been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Institutional Shares - 5 year =22.23%, 10 year =14.96 % and since 12/31/1981 = 17.51%; Class
IS - 5 year = 21.94%, 10 year = 14.69% and since 12/31/1981 = 17.23%.


Current Yield

         Below are the current yields for each class of shares of the Balanced Fund and Equity Index Fund as of June 30, 1999. For more information, see "30-day Yield under Performance Calculation in Part 2 of this SAI.


                                30-Day Yield

Fund                           Institutional               Institutional Service

Balanced Fund                      3.17%                           2.86%

Equity Index Fund                  0.95%                           0.72%



                                SERVICE PROVIDERS
Administrator

     Evergreen Investment Services, Inc. ("EIS") serves as administrator to each of the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds for which EIS serves as administrator and a First Union Corporation subsidiary serves as advisor. The fee paid to EIS is calculated in accordance with the following schedule:


            Assets                   Fee

          first $7 billion          0.05%

           next $3 billion          0.035%

           next $5 billion          0.030%

          next $10 billion          0.020%

           next $5 billion          0.015%

          over $30 billion          0.010%


Evergreen  Select Small Cap Growth Fund


{insert table}



Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is P.O. Box 2121, Boston, Massachusetts 02106-2121. The Fund pays ESC annual fees as follows:



                                 Annual Fee Per      Annual Fee Per
 Fund Type                        Open Account       Closed Account

 Monthly Dividend Funds              $25.50               $9.00

 Quarterly Dividend Funds            $24.50               $9.00

 Semiannual Dividend Funds           $23.50               $9.00

 Annual Dividend Funds               $23.50               $9.00

 Money Market Funds                  $25.50               $9.00


  *For  shareholder  accounts  only. The Fund pays ESC cost plus
  15% for broker  accounts ** Closed  account are  maintained on
  the  system  in  order  to  facilitate   historical   and  tax
  information.


Distributor

         Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125 W. 55th Street, New York, NY 10019.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.



                              FINANCIAL STATEMENTS


         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.

                                EVERGREEN FUNDS
                   Statement of Additional Information ("SAI")

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Defensive Investments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy. Evergreen Equity Income Fund may also invest in debt securities and high grade preferred stocks for defensive purposes when its investment advisor determines a temporary defensive strategy is warranted.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

         (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

         (ii)     Farmers Home Administration;

         (iii)    Federal Home Loan Banks;

         (iv)     Federal Home Loan Mortgage Corporation;

         (v)      Federal National Mortgage Association; and

         (vi)     Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association ("GNMA").
The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

         An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

         The Fund may buy or sell put and call options on securities it holds or intends to acquire, and may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.

         The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised, resulting in a potential loss of value to the Fund.

Futures Transactions

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by Standard & Poor's Ratings Services ("S&P") or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's Investors Service, Inc. ("Moody's"), commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.
Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Bonds

         The Fund may  invest in  municipal  bonds of any  state,  territory  or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind ("PIK") securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.


         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate -of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the Securities and Exchange Commission ("SEC") and are freely exchanged on a securities exchange or in the over-the-counter market.


                        PURCHASE AND REDEMPTION OF SHARES

         You may buy shares of the Fund through EDI, broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to four different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of First Union National Bank ("FUNB") and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC.

Class B Shares

         The Fund offers Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

REDEMPTION TIME                                                     CDSC RATE

Month of purchase and the first 12-month
period following the month of purchase. ...................................5.00%
Second 12-month period following the month of purchase.....................4.00%
Third 12-month period following the month of purchase......................3.00%
Fourth 12-month period following the month of purchase.....................3.00%
Fifth 12-month period following the month of purchase......................2.00%
Sixth 12-month period following the month of purchase......................1.00%
Thereafter.................................................................0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

INSTITUTIONAL SHARES, INSTITUTIONAL SERVICE SHARES

         Each institutional class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Institutional, Institutional Service and Charitable shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc., paid to EDI or its predecessor.


                       SALES CHARGE WAIVERS AND REDUCTIONS

         The  following   information  is  not   applicable  to   Institutional,
Institutional Service and Charitable shares.

         If you making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen Funds. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen Funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen Fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Fund may sell its shares at net asset value without an initial sales charge to:

         1.       purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3. institutional investors, which may include bank trust departments and registered investment advisors;

         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI, has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen Funds, EDI or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or in or any of the Evergreen Funds trust company as Trustee if the initial investment made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCS

         The Fund does not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawal made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund which offers the same class of shares. Shares of any class of the Evergreen Select Funds may be exchanged for the same class of shares of any other Evergreen Select Fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.


                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its net asset value ("NAV") once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

         (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The following is the formula used to calculate average annual total return:

                                      [OBJECT OMITTED]

         P = initial payment of $1,000 T = average total return N = number of years
         ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


                          [OBJECT OMITTED]  [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                  [OBJECT OMITTED]


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                  [OBJECT OMITTED]

                  The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (I) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C and Institutional Service shares, as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Class A, Class B, Class C and Institutional Service shares, as applicable, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:


                                   Class A                  0.75%*

                                   Class B                  1.00%

                                   Class C                  1.00%

                            Institutional Service           0.75%*


                  * Currently limited to 0.25% or less to be used exclusively as a shareholder service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.
         Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B, Class C and Institutional Service shares, as applicable. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:

                                  Class A                       0.25%*

                                  Class B                       1.00%

                                  Class C                       1.00%

                                  Institutional Service         0.25%*


         *May be lower. See the expense table in the prospectus of the Fund in which you are interested.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least monthly on Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C and Institutional Service shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C and Institutional Service shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C and Institutional Service shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by the EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Code, as amended. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Municipal Bond Fund Shareholders

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund.

Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         If the Fund is advised by EAMC, Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.


                                  ORGANIZATION

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV"applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer, FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund ) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers are EAMC, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, Inc.

         The Trust and FUNB have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services.
See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, the Vice Chairman of the Board, Michael Scofield, and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.


Name                                 Position with Trust         Principal Occupations for Last Five Years
Laurence B. Ashkin                   Trustee                     Real estate developer and construction consultant; and
(DOB: 2/2/28)                                                    President of Centrum Equities (real estate development) and
                                                                 Centrum Properties, Inc. (real estate development)

Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc. (investment
(DOB: 10/23/34)                                                  advice); former
                                                                 Director, Executive Vice President and Treasurer, State
                                                                 Street Research & Management Company (investment advice);
                                                                 Director, The Andover Companies (Insurance); and Trustee,
                                                                 Arthritis Foundation of New England

K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/12/38)                                                  Cambridge College; Chairman Emeritus and Director, American
                                                                 Institute of Food and  Wine; Chairman and President, Oldways
                                                                 Preservation and Exchange Trust (education); former Chairman of  the  Board, Director, and Executive Vice President, The
                                                                 London  Harness Company (leather goods); former Managing Partner,
                                                                 Roscommon
                                                                 Capital Corp.; former Chief Executive Officer, Gifford Gifts of Fine Foods; former Chairman, Gifford, Drescher & Associates
                                                                 (environmental consulting)

James S. Howell*                     Chairman of the Board       Former Chairman of the Distribution Committee Foundation for the
(DOB: 8/13/24)                       of  Trustees                Carolinas; and former Vice President of Lance Inc. (food
                                                                 manufacturing).

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company (manufacturing); Director of Phoenix Total Return
                                                                 Fund and Equifax,  Inc. (worldwide information management); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The
                                                                 Phoenix Big Edge Series Fund; and former President, Morehouse
                                                                 College.

Gerald M. McDonnell                  Trustee                     Sales Representative with Nucor-Yamoto, Inc. (steel
(DOB: 7/14/39)                                                   producer).

Thomas  L. McVerry                   Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and former Director of Carolina
                                                                 Cooperative Federal Credit Union.

William Walt  Pettit                 Trustee                     Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                     Vice Chair and former Executive Vice President, DHR
(DOB: 9/14/41)                                                   International, Inc. (executive recruitment); former Senior
                                                                 Vice President, Boyden International Inc. (executive
                                                                 recruitment); and Director, Commerce and Industry
                                                                 Association of New Jersey, 411 International, Inc., and J&M
                                                                 Cumming Paper Co.

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care.

Michael S. Scofield*                 Vice Chairman of the        Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)                       Board of Trustees

Richard J. Shima                     Trustee                     Former Chairman, Environmental Warranty, Inc. (insurance
(DOB: 8/11/39)                                                   agency); Executive Consultant, Drake Beam Morin, Inc.
                                                                 (executive outplacement); Director of Connecticut Natural Gas
                                                                 Corporation, Hartford Hospital, Old State House Association,
                                                                 Middlesex Mutual Assurance Company (property casuualty), and
                                                                 Enhance Financial
                                                                 Services, Inc. (financial quantity insurance); Chairman, Board of
                                                                 Trustees, Hartford Graduate
                                                                 Center; Trustee, Greater Hartford YMCA; former Director, Vice
                                                                 Chairman and Chief Investment Officer, The Travelers Corporation;
                                                                 former Trustee, Kingswood-Oxford School; and former Managing
                                                                 Director and Consultant, Russell Miller, Inc. (investment banking specializing in the insurance industry)


Anthony J. Fischer**                 President and Treasurer     Vice President/Client Services, BISYS Fund Services.
(DOB:2/10/59)

Nimish S. Bhatt***                   Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, Evergreen Asset Management Corp./First Union Bank;
                                                                 former Senior Tax
                                                                 Consulting/Acting Manager, Investment Companies Group,
                                                                 PricewaterhouseCoopers LLP, New York.

Bryan Haft***                        Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)
                                                                 Senior Vice President and Assistant General Counsel, First
Michael H. Koonce                    Secretary                   Union Corporation; former Senior Vice President and General
(DOB: 4/20/60)                                                   Counsel, Colonial Management Associates, Inc.

*As of January 1, 2000, Michael S. Scofield will become Chairman of the Board and James S. Howell will become Trustee of Emeritis
**Address: BISYS Fund Services, 90 Park Avenue, New York, New York 10016
***Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001


                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.


                      COMPARISON OF LONG-TERM BOND RATINGS


MOODY'S           S&P              FITCH           Credit Quality

Aaa               AAA              AAA             Excellent Quality (lowest risk)

Aa                AA               AA              Almost Excellent Quality (very low risk)

A                 A                A               Good Quality (low risk)


Baa               BBB              BBB             Satisfactory Quality (some risk)


Ba                BB               BB              Questionable Quality (definite risk)


B                 B                B               Low Quality (high risk)


Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default

                  D                DDD/DD/D        In Default




                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

!        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

! Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D        Default.  Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

!        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

! Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.

                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.



                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                          EVERGREEN SELECT EQUITY TRUST

                                     PART C

                                OTHER INFORMATION


Item 23.    Exhibits


Exhibit
Number    Description                                            Location
-------   -----------                                            --------
(a)         Declaration of Trust                                 Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 17, 1997

(b)         By-laws                                              Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 17, 1997

(c) Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, V, VI, VIII, IX and By-laws
          Articles II and VI

(d)(1)    Investment Advisory Agreement between the              Incorporated by reference to
          Registrant and First Union National Bank               Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(d)(2)    Investment Advisory Agreement between the              Incorporated by reference to
          Registrant and Evergreen Asset Management Co.          Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(d)(3)    Investment Advisory Agreement between the              Incorporated by reference to
          Registrant and Evergreen Investment Management         Registrant's Post-Effective Amendment No. 4
          Co. (formerly known as Keystone Investment             Filed on June 30, 1998
          Management Company

(d)(4)    Form of Investment Advisory Agreement between          Incorporated by reference to
          the Registrant and Meridian Investment Company         Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(e)       Principal Underwriting Agreement between the           Incorporated by reference to
          Registrant and Evergreen Distributor, Inc.             Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(e)(1)    Form of Distribution Agreement for Class               Incorporated by reference to Registrant's
          Class A & C Shares                                     Post-Effective Amendment No. 11
          (Evergreen Select Special Equity Fund)                 Filed on August 30, 1999

(e)(2)    Form of Distribution Agreement for Class               Incorporated by reference to Registrant's
          B Shares                                               Post-Effective Amendment No.11
          (Evergreen Select Special Equity Fund)                 Filed on August 30, 1999

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 17, 1997

(g)       Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(h)(1)    Administration Agreement between Evergreen             Incorporated by reference to
          Investment Services, Inc. and the Registrant           Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company               Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
                                                                 Pre-Effective Amendment No. 2 filed on
                                                                 November 17, 1997

(j)(1)     Consent of KPMG LLP                                   Contained herein

(k)        Not applicable

(l)        Not applicable

(m)(1)     12b-1 Distribution Plan for the Institutional          Incorporated by reference to
           Service Shares                                         Registrant's Post-Effective Amendment No. 4
                                                                  Filed on June 30, 1998


(m)(2)     Form of Distribution Plan of Class A shares            Incorporated by reference to
           (Evergreen Select Equity Index Fund)                   Registrant's Post-Effective Amendment No. 6
                                                                  Filed on November 30, 1998


(m)(3)     Form of Distribution Plan of Class A shares            Incorporated by reference to Registrant's
           (Evergreen Select Special Equity Fund)                 Post-Effective Amendment No. 11
                                                                  Filed on August 30, 1999

(m)(4)     Form of Distribution Plan for Class B shares           Incorporated by reference to
           (Evergreen Select Equity Index Fund)                   Registrant's Post-Effective Amendment No. 6
                                                                  Filed on November 30, 1998

(m)(5)    Form of Distribution Plan for Class B shares            Incorporated by reference to Registrant's
          (Evergreen Select Special Equity Fund)                  Post-Effective Amendment No. 11
                                                                  Filed on August 30, 1999

(m)(6)    Form of Distribution Plan for Class C shares            Incorpoated by reference to Registrant's
          (Evergreen Select Special Equity Fund)                  Post-Effective Amendment No. 11
                                                                  Filed on August 30, 1999

(n)        Not applicable

(o)        Multiple Class Plan                                   Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 2 filed
                                                                 on November 17, 1997

Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 17, 1997.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provision for the indemnification of Evergreen Service Company, the Registrant's transfer agent, are contained in the Master Transfer Agent and Recordkeeping Agreement between Evergreen Service Company and the Registrant.

     Provisions for the indemnification of State Street Bank & Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.


Item 26.       Business or Other Connections of Investment Advisors.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony Terracciano                President, First Union Corporation;
                                   President, First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The  information  required  by this item with  respect to  Evergreen  Asset
Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Evergreen Investment Management Company (formerly known as Keystone Investment Management Co.) is incorporated by reference to the Form ADV (File No. 801-5436) of Evergreen Investment Management Company.

     The information required by this item with respect to Meridian Investment Company is incorporated by reference to the Form ADV (File No. 801-23484) of Meridian Investment Company.

Item 27.       Principal Underwriter.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10016.

     The Registrant has not paid, directly or indirectly, any commissions or other coompensation to the Principal Underwriter in the last fiscal year.

Item 28.       Location of Accounts and Records.

    All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

    Evergreen Investment Services, Inc., Evergreen Service Company and Evergreen Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

    First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

    Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

    Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

    State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

    Meridian Investment Company, 55 Valley Stream Parkway, Malvern, Pennsylvania 19355

Item 29.       Management Services.

     Not Applicable

Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 28th day of October, 1999.

                                         EVERGREEN SELECT EQUITY TRUST

                                         By: /s/ Anthony J. Fischer
                                             -----------------------------
                                             Name:  Anthony J. Fischer
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of October, 1999.

/s/ Anthony J. Fischer                  /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
Anthony J. Fischer                      Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Chairman of the Board             Trustee
                                        and Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Vice Chairman of the Board
                                                                           and Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD      /s/ Leroy Keith, Jr.
------------------------------          -------------------------------    --------------------------------
David M. Richardson*                    Russell A. Salton, III MD*         Leroy Keith, Jr.*
Trustee                                 Trustee                            Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Catherine E. Foley
-------------------------------
Catherine E. Foley
Attorney-in-Fact


     *Catherine E. Foley, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS

Exhibit
Number     Exhibit
-------    -------
(j)(1)     Consent of KPMG LLP